                FORUM                  ANNUAL REPORT
                FUNDS                  MARCH 31, 2000



                                           INVESTORS HIGH GRADE
                                                 BOND FUND

                                           INVESTORS BOND FUND

                                           TAXSAVER BOND FUND

                                             MAINE MUNICIPAL
                                                 BOND FUND

                                              NEW HAMPSHIRE
                                                BOND FUND

                                           INVESTORS GROWTH FUND

                                           PAYSON BALANCED FUND

                                            PAYSON VALUE FUND

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

A Message to Our Shareholders.....................     1
Discussion: Forum Investment Advisors, LLC........     2
Discussion: H.M. Payson & Co......................     3
Forum Funds Performance...........................     5

FINANCIAL STATEMENTS OF THE FORUM FUNDS

Schedules of Investments:

  Investors High Grade Bond Fund..................     8
  Investors Bond Fund.............................     9
  TaxSaver Bond Fund..............................    10
  Maine Municipal Bond Fund.......................    12
  New Hampshire Bond Fund.........................    16
  Investors Growth Fund...........................    19
  Payson Balanced Fund............................    20
  Payson Value Fund...............................    22

Notes to Schedules of Investments.................    23

Statements of Assets and Liabilities..............    24

Statements of Operations..........................    26

Statements of Changes in Net Assets...............    28

Financial Highlights..............................    32

Notes to Financial Statements.....................    36

Independent Auditors' Report......................    41

                                               FORUM FUNDS-Registered Trademark-

                 (This page has been left blank intentionally.)

                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                  March 31, 2000
Dear Investor,

    Forum Funds is pleased to send you this annual report for the period ended March 31, 2000. We will share with you the financial highlights of the period and our perspective on the financial markets. We would also like to take this opportunity to thank shareholders for the continued confidence they have placed in the Funds. Total net assets for the eight Forum Funds in this annual report stand at over $210 million, and we want to ensure you that the advisers are prudently managing your investment.

    In the equity markets, the Funds' fiscal year has been marked by the explosive growth of the NASDAQ, particularly since October, when the Index stood at 2700. As of March 31, 2000, the index was at 4573 (having briefly topped 5000 early in March), an 86.2% total return for the year. When one compares this to the otherwise reasonable returns of 17.9% and 13.3% for the S&P 500 Index and the Dow Industrials, respectively, one can see the market mania for technology and small-cap stocks. These returns were achieved despite continued monetary policy tightening by the Federal Reserve (the "Fed"), which pushed the Fed Funds rate up 100 basis points to 6% over the period. The markets' nerves are now being tested by the difficult valuations of many of the NASDAQ stocks and the potential for further Fed tightening.

    In the fixed-income markets, bond prices fell through the end of 1999, as investors worried about Fed policy and focused their attention on the soaring equities market. Bond yields hit their peak in late January of this year, when the long bond hit 6.74%. Since that time, additional Fed tightening and the impact of investors seeking respite from the volatility of the equity markets have added strength to the longer end of the bond market. The first calendar quarter of 2000 ended with an inverted yield curve, with five-year notes yielding 6.27% and the long bond at 5.84%. In the municipal bond market, prices fell relatively more than those in the taxable fixed income securities markets over the period.

    The coming fiscal year has begun with increased volatility in the markets. Interest rates continue to have an upward bias in this environment, which will serve to limit total return in stocks and bonds. However, presuming that the Fed has acted quickly enough to control inflation, the outlook can still be characterized as constructive for financial assets. We counsel investors to stay with their long-term investing plan.

    Thank you again for your trust in Forum Funds. We invite you to read the Adviser comments on market conditions on the following pages and to review the remainder of this annual report for further details about the Funds. We will strive to continue meeting your needs by providing outstanding investment service. If you have questions, please discuss them with your local investment professional or call us at 207-879-0001.

                                          Sincerely,
                                          /S/ JOHN Y. KEFFER
                                          JOHN Y. KEFFER
                                          President

                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

DISCUSSION: FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------

ECONOMIC OVERVIEW

ECONOMIC AND FINANCIAL DEVELOPMENTS

    The U.S. economy is now in its longest economic expansion, over eight years and counting. GDP has advanced at a remarkably consistent 4.0% to 4.5% annual rate for the last four years. However, since early 1999, the Federal Reserve has been tightening monetary policy to ensure that the economy maintains growth at a non-inflationary rate (though some accuse Mr. Greenspan of wanting to spoil the equity party!). A number of factors attest to the strengthening economy. The unemployment rate continues its descent, measuring 4.1% in March, down from its peak in this cycle of almost 8% in mid-1992. Retail sales have soared, with year-over-year increases of around 10% for each of the last nine months. Manufacturing managers and consumers are both very positive about the near term economic outlook, as measured by the Purchasing Managers Index and consumer confidence surveys. Finally, prices, as measured by the CPI, have begun to climb. The CPI was up 3.7% year-over-year in March 2000, from its trough of 1.5% in the spring of 1998.

THE MARKETS AND FUND PERFORMANCE

    Throughout the fiscal year, there was debate about whether the U.S. has entered a "new economy". Certainly, the companies which represent that so-called new economy, predominantly technology and biotechnology, were amply rewarded during the most recent fiscal year, in some cases receiving valuations difficult to justify, let alone quantify. By contrast, companies in old-economy sectors received scant attention. It was in this context that the Forum Investors Growth Fund struggled over the past year. The Payson Value Fund turned in a relatively strong performance, in the struggling "value" sector of the market, through astute stock selection and good market timing. The Payson Value Fund had a total return of 17.20%, not including the impact of sales charges, versus the Morningstar Growth & Income Funds average return of 13.32%.

    In the fixed income markets, all three of the Forum municipal bond funds outperformed their benchmarks, despite a difficult market environment. Good asset selection and a steady, patient style characterized the management of these funds. During the period, the Maine Municipal Bond Fund and the New Hampshire Bond Fund had total returns of 0.43% and 0.03%, respectively, not including the impact of sales charges, versus the Morningstar Municipal Bond National Funds average return of -1.68%. TaxSaver Bond Fund had a total return of -0.74%, not including the impact of sales charges, versus that same benchmark.

CONCLUSION

    The financial markets are likely to be somewhat cautious going forward, particularly as monetary policy retains its tightening bias, and fiscal policy was not made expansionary through tax cuts. Strong performance in the equity markets continues to be concentrated in a few sectors, and the fixed income market remains volatile. We should again emphasize that it is a good time for investors to stick to their long term investing plan, rebalancing as necessary in order to implement that plan.

                                       2       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

DISCUSSION: H. M. PAYSON & CO.
--------------------------------------------------------------------------------

Dear Payson Fund Shareholder:                          April 6, 2000

During the twelve months ended March 31, 2000, the financial markets were characterized by a continuation of the divergence in valuations seen in 1998 and 1999. Investor enthusiasm over technology and Internet stocks carried valuations in that sector to extremes, while the vast majority of stocks remained stagnant or declined.

By March of 1999, the global financial crisis of the previous year seemed a distant memory for investors. An accommodating Federal Reserve, a strong economy and rising corporate profits served as a positive background for advances in the major indices. Yet, the advances were dramatically uneven. For the period, the Dow Jones Industrial Average gained 13.3%, and the Standard & Poor's 500 Index 17.9%, excluding dividends. But investor infatuation with the Internet was clearly evident in the stunning 86.2% gain for the technology-laden NASDAQ composite index. Masked by the positive performance of these indices was the fact that a large number of stocks in non-technology sectors actually declined during the period. By and large, investors shunned "old economy" issues in the belief that no price was too high to pay for future profits. Traditional valuation metrics such as Price/Earnings Ratios, Price to Cash Flow, Book Value, etc., were simply discarded as participants rationalized the extreme valuations awarded to anything Internet-related--despite the fact that many of these companies had no revenues, let alone profits.

Recent market activity suggests that reality may be coming home to roost for many Internet stocks, as companies exhaust cash reserves and venture capitalists shy away. The Federal Reserve has demonstrated its intention to manage the artificial "wealth effect" caused by soaring share prices, a troubling development for high P/E issues. While the Internet is surely here to stay, we believe that the best route to long-term investment returns is through diligent attention to valuations. We, too, are enthusiastic about the promise of technology investing, but will limit our commitments on behalf of Payson Fund shareholders to real companies with real earnings, selling at valuations that can be justified by reasonable expectations. Once again, we thank you for your continued confidence.

                                          H.M. Payson & Co.
                                          Investment Adviser

                                       3       FORUM FUNDS-Registered Trademark-

                 (This page has been left blank intentionally.)

                                       4       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

                         SUMMARY PERFORMANCE INDICATORS
            TWELVE MONTH TOTAL RETURN--PERIOD ENDING MARCH 31, 2000

                                                                                 FORUM VS.
                                                              FORUM   BENCHMARK  BENCHMARK
                                                              -----   ---------  ---------
Investors High Grade Bond Fund..............................   1.35%   1.79%(1)    -0.44%
Investors Bond Fund.........................................   1.13%   1.39%(2)    -0.26%
TaxSaver Bond Fund..........................................  -0.74%  -1.68%(3)     0.94%
Maine Municipal Bond Fund...................................   0.43%  -1.68%(3)     2.11%
New Hampshire Bond Fund.....................................   0.03%  -1.68%(3)     1.71%
Investors Growth Fund.......................................   6.54%  36.75%(4)   -30.21%
Payson Balanced Fund........................................   4.53%  10.25%(5)    -5.72%
Payson Value Fund...........................................  17.20%  13.32%(6)     3.88%

         (1) MORNINGSTAR Corporate Bond-High Quality Funds
             Average: 282 Funds in Category
         (2) MORNINGSTAR Corporate Bond-General Funds
             Average: 582 Funds in Category
         (3) MORNINGSTAR Municipal Bond-National Funds
             Average: 550 Funds in Category
         (4) MORNINGSTAR Growth Funds Average: 2,021 Funds in Category
         (5) MORNINGSTAR Balanced Funds Average: 445 Funds in Category
         (6) MORNINGSTAR Growth & Income Funds Average: 849
             Funds in Category

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM FUNDS AND MORNINGSTAR FIGURES DO NOT INCLUDE THE EFFECT OF MAXIMUM SALES CHARGE, SEE TABLE BELOW. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. IF THE MAXIMUM SALES CHARGE WAS REFLECTED AND IF THERE HAD BEEN NO FEE WAIVERS, THE QUOTED PERFORMANCE WOULD BE LOWER.


         MAXIMUM SALES CHARGES
----------------------------------------
Investors High Grade Bond Fund     3.75%
Investors Bond Fund                3.75%
TaxSaver Bond Fund                 3.75%
Maine Municipal Bond Fund          3.00%
New Hampshire Bond Fund            3.00%
Investors Growth Fund              4.00%
Payson Balanced Fund               4.00%
Payson Value Fund                  4.00%
----------------------------------------

                                       5       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    These charts reflect a comparison in the change in value of a $10,000 investment, including applicable sales charges, in Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund and Maine Municipal Bond Fund, including reinvestment of dividends and distributions, to each Fund's related securities index, over the past 10 fiscal years or since the Funds' inception (for funds lacking 10-year records). The Lehman Brothers Intermediate Government/Corporate Index is a market index of fixed-rate government and investment grade securities with maturities of up to 10 years. The Lehman Brothers 10 Year Municipal Bond Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT INCLUDING SALES CHARGE EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
INVESTORS HIGH GRADE BOND FUND VS. LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT/CORPORATE INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/00
1 Year:                                 (2.45%)
Since Inception on 3/16/98:               1.63%
VALUE ON 3/31/00
Investors High Grade Bond Fund:         $10,336
Lehman Index:                           $10,914

       INVESTORS HIGH
       GRADE BOND FUND  LEHMAN INDEX
3/98            $9,625       $10,000
4/98            $9,626       $10,082
5/98            $9,721       $10,156
6/98            $9,795       $10,221
7/98            $9,812       $10,257
8/98            $9,989       $10,418
9/98           $10,244       $10,680
10/98          $10,224       $10,669
11/98          $10,253       $10,669
12/98          $10,282       $10,711
1/99           $10,332       $10,770
2/99           $10,140       $10,612
3/99           $10,198       $10,691
4/99           $10,234       $10,724
5/99           $10,085       $10,641
6/99           $10,048       $10,649
7/99           $10,044       $10,639
8/99           $10,029       $10,647
9/99           $10,118       $10,747
10/99          $10,135       $10,775
11/99          $10,109       $10,788
12/99          $10,033       $10,753
1/00            $9,987       $10,713
2/00           $10,111       $10,802
3/00           $10,336       $10,914

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
INVESTORS BOND FUND VS. LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/00
1 Year:                                 (2.66%)
5 Year:                                   5.84%
10 Year:                                  7.62%
VALUE ON 3/31/00
Investors Bond Fund:                    $20,833
Lehman Index:                           $20,491

       INVESTORS  LEHMAN
       BOND FUND   INDEX
3/90      $9,625  $10,000
4/90      $9,555   $9,965
5/90      $9,782  $10,184
6/90      $9,923  $10,320
7/90     $10,061  $10,464
8/90      $9,986  $10,421
9/90     $10,079  $10,501
10/90    $10,162  $10,623
11/90    $10,373  $10,785
12/90    $10,528  $10,932
1/91     $10,622  $11,043
2/91     $10,682  $11,131
3/91     $10,757  $11,207
4/91     $10,926  $11,329
5/91     $11,057  $11,398
6/91     $11,015  $11,406
7/91     $11,229  $11,534
8/91     $11,440  $11,754
9/91     $11,686  $11,956
10/91    $11,740  $12,092
11/91    $11,835  $12,231
12/91    $12,225  $12,530
1/92     $12,071  $12,417
2/92     $12,148  $12,466
3/92     $12,146  $12,417
4/92     $12,230  $12,526
5/92     $12,446  $12,720
6/92     $12,659  $12,908
7/92     $12,947  $13,165
8/92     $13,002  $13,296
9/92     $13,180  $13,477
10/92    $13,014  $13,302
11/92    $12,994  $13,252
12/92    $13,137  $13,429
1/93     $13,397  $13,690
2/93     $13,677  $13,906
3/93     $13,792  $13,959
4/93     $13,905  $14,074
5/93     $13,936  $14,043
6/93     $14,196  $14,263
7/93     $14,316  $14,298
8/93     $14,627  $14,525
9/93     $14,742  $14,585
10/93    $14,805  $14,624
11/93    $14,679  $14,542
12/93    $14,782  $14,609
1/94     $15,027  $14,771
2/94     $14,753  $14,553
3/94     $14,440  $14,313
4/94     $14,302  $14,215
5/94     $14,317  $14,225
6/94     $14,319  $14,227
7/94     $14,600  $14,431
8/94     $14,658  $14,477
9/94     $14,492  $14,343
10/94    $14,422  $14,341
11/94    $14,436  $14,276
12/94    $14,453  $14,327
1/95     $14,487  $14,568
2/95     $14,870  $14,871
3/95     $15,097  $14,956
4/95     $15,261  $15,140
5/95     $15,632  $15,598
6/95     $15,687  $15,703
7/95     $15,625  $15,705
8/95     $15,724  $15,848
9/95     $15,870  $15,962
10/95    $15,918  $16,140
11/95    $16,189  $16,353
12/95    $16,438  $16,524
1/96     $16,552  $16,666
2/96     $16,483  $16,471
3/96     $16,582  $16,386
4/96     $16,548  $16,328
5/96     $16,592  $16,316
6/96     $16,840  $16,489
7/96     $16,830  $16,538
8/96     $16,912  $16,551
9/96     $17,106  $16,782
10/96    $17,321  $17,078
11/96    $17,624  $17,303
12/96    $17,568  $17,192
1/97     $17,692  $17,259
2/97     $17,742  $17,292
3/97     $17,772  $17,173
4/97     $17,955  $17,375
5/97     $18,060  $17,519
6/97     $18,266  $17,679
7/97     $18,590  $18,039
8/97     $18,547  $17,948
9/97     $18,729  $18,157
10/97    $19,066  $18,358
11/97    $19,237  $18,398
12/97    $19,464  $18,545
1/98     $19,619  $18,788
2/98     $19,633  $18,774
3/98     $19,723  $18,834
4/98     $19,742  $18,929
5/98     $19,952  $19,068
6/98     $20,136  $19,189
7/98     $20,125  $19,257
8/98     $20,397  $19,560
9/98     $20,680  $20,051
10/98    $20,464  $20,031
11/98    $20,563  $20,030
12/98    $20,657  $20,110
1/99     $20,784  $20,221
2/99     $20,388  $19,923
3/99     $20,600  $20,072
4/99     $20,621  $20,134
5/99     $20,406  $19,979
6/99     $20,333  $19,993
7/99     $20,298  $19,975
8/99     $20,305  $19,990
9/99     $20,397  $20,177
10/99    $20,461  $20,229
11/99    $20,430  $20,254
12/99    $20,312  $20,188
1/00     $20,308  $20,114
2/00     $20,461  $20,280
3/00     $20,833  $20,491

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
TAXSAVER BOND FUND VS. LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/00
1 Year:                                 (4.46%)
5 Year:                                   4.05%
10 Year:                                  5.99%
VALUE ON 3/31/00
TaxSaver Bond Fund:                     $17,899
Lehman Index:                           $20,263

       TAX SAVER BOND  LEHMAN
            FUND        INDEX
3/90           $9,625  $10,000
4/90           $9,553   $9,933
5/90           $9,744  $10,149
6/90           $9,839  $10,244
7/90           $9,971  $10,386
8/90           $9,883  $10,237
9/90           $9,873  $10,239
10/90         $10,009  $10,464
11/90         $10,168  $10,678
12/90         $10,205  $10,704
1/91          $10,312  $10,881
2/91          $10,375  $10,974
3/91          $10,423  $10,968
4/91          $10,552  $11,120
5/91          $10,603  $11,204
6/91          $10,656  $11,191
7/91          $10,747  $11,308
8/91          $10,845  $11,460
9/91          $10,966  $11,636
10/91         $11,059  $11,731
11/91         $11,099  $11,751
12/91         $11,282  $12,001
1/92          $11,304  $12,026
2/92          $11,339  $12,008
3/92          $11,356  $11,990
4/92          $11,464  $12,104
5/92          $11,585  $12,245
6/92          $11,759  $12,458
7/92          $12,027  $12,866
8/92          $11,958  $12,714
9/92          $12,004  $12,820
10/92         $11,941  $12,689
11/92         $12,148  $12,921
12/92         $12,284  $13,071
1/93          $12,395  $13,291
2/93          $12,766  $13,778
3/93          $12,638  $13,577
4/93          $12,746  $13,706
5/93          $12,814  $13,754
6/93          $12,991  $14,025
7/93          $13,015  $14,060
8/93          $13,239  $14,352
9/93          $13,406  $14,528
10/93         $13,464  $14,552
11/93         $13,384  $14,433
12/93         $13,577  $14,741
1/94          $13,720  $14,922
2/94          $13,504  $14,513
3/94          $13,303  $13,959
4/94          $13,295  $14,112
5/94          $13,445  $14,225
6/94          $13,365  $14,164
7/94          $13,599  $14,402
8/94          $13,611  $14,458
9/94          $13,427  $14,263
10/94         $13,341  $14,055
11/94         $13,205  $13,789
12/94         $13,461  $14,037
1/95          $13,751  $14,401
2/95          $14,027  $14,808
3/95          $14,124  $15,009
4/95          $14,156  $15,027
5/95          $14,494  $15,503
6/95          $14,441  $15,407
7/95          $14,530  $15,633
8/95          $14,680  $15,845
9/95          $14,748  $15,947
10/95         $14,869  $16,131
11/95         $15,090  $16,347
12/95         $15,251  $16,447
1/96          $15,331  $16,614
2/96          $15,296  $16,546
3/96          $15,164  $16,340
4/96          $15,144  $16,282
5/96          $15,173  $16,236
6/96          $15,292  $16,391
7/96          $15,434  $16,548
8/96          $15,450  $16,548
9/96          $15,601  $16,718
10/96         $15,714  $16,930
11/96         $15,933  $17,272
12/96         $15,906  $17,195
1/97          $15,934  $17,262
2/97          $16,059  $17,425
3/97          $15,945  $17,191
4/97          $16,029  $17,318
5/97          $16,191  $17,563
6/97          $16,336  $17,757
7/97          $16,700  $18,256
8/97          $16,586  $18,079
9/97          $16,732  $18,308
10/97         $16,819  $18,405
11/97         $16,904  $18,491
12/97         $17,081  $18,782
1/98          $17,212  $18,990
2/98          $17,226  $18,989
3/98          $17,181  $18,976
4/98          $17,119  $18,872
5/98          $17,379  $19,193
6/98          $17,429  $19,263
7/98          $17,463  $19,294
8/98          $17,691  $19,630
9/98          $17,900  $19,922
10/98         $17,852  $19,930
11/98         $17,899  $19,990
12/98         $17,950  $20,052
1/99          $18,119  $20,360
2/99          $18,048  $20,176
3/99          $18,031  $20,166
4/99          $18,081  $20,220
5/99          $17,997  $20,078
6/99          $17,756  $19,705
7/99          $17,791  $19,838
8/99          $17,653  $19,764
9/99          $17,650  $19,831
10/99         $17,528  $19,691
11/99         $17,649  $19,906
12/99         $17,580  $19,802
1/00          $17,528  $19,721
2/00          $17,666  $19,877
3/00          $17,899  $20,263

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
MAINE MUNICIPAL BOND FUND VS. LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/00
1 Year:                                 (2.58%)
5 Year:                                   4.50%
Since Inception on 12/5/91:               5.47%
VALUE ON 3/31/00
Maine Municipal Bond Fund:              $15,574
Lehman Index:                           $17,244

       MAINE MUNICIPAL
          BOND FUND     LEHMAN INDEX
11/91           $9,700       $10,000
12/91           $9,894       $10,213
1/92            $9,900       $10,235
2/92            $9,859       $10,219
3/92            $9,861       $10,204
4/92            $9,971       $10,301
5/92           $10,083       $10,421
6/92           $10,243       $10,602
7/92           $10,580       $10,949
8/92           $10,466       $10,820
9/92           $10,514       $10,910
10/92          $10,371       $10,799
11/92          $10,580       $10,996
12/92          $10,705       $11,124
1/93           $10,831       $11,311
2/93           $11,174       $11,725
3/93           $11,024       $11,554
4/93           $11,136       $11,664
5/93           $11,181       $11,705
6/93           $11,342       $11,936
7/93           $11,379       $11,966
8/93           $11,615       $12,214
9/93           $11,757       $12,364
10/93          $11,794       $12,385
11/93          $11,689       $12,283
12/93          $11,895       $12,545
1/94           $12,016       $12,699
2/94           $11,743       $12,351
3/94           $11,401       $11,879
4/94           $11,423       $12,010
5/94           $11,535       $12,106
6/94           $11,482       $12,054
7/94           $11,664       $12,256
8/94           $11,701       $12,304
9/94           $11,539       $12,138
10/94          $11,327       $11,961
11/94          $11,127       $11,735
12/94          $11,396       $11,946
1/95           $11,685       $12,256
2/95           $11,996       $12,603
3/95           $12,121       $12,773
4/95           $12,154       $12,788
5/95           $12,518       $13,194
6/95           $12,454       $13,112
7/95           $12,559       $13,304
8/95           $12,681       $13,485
9/95           $12,732       $13,571
10/95          $12,840       $13,728
11/95          $13,010       $13,912
12/95          $13,135       $13,997
1/96           $13,234       $14,139
2/96           $13,199       $14,081
3/96           $13,010       $13,906
4/96           $13,001       $13,857
5/96           $13,019       $13,818
6/96           $13,092       $13,949
7/96           $13,220       $14,083
8/96           $13,228       $14,083
9/96           $13,338       $14,228
10/96          $13,455       $14,408
11/96          $13,647       $14,699
12/96          $13,614       $14,633
1/97           $13,671       $14,691
2/97           $13,771       $14,829
3/97           $13,658       $14,631
4/97           $13,711       $14,738
5/97           $13,856       $14,947
6/97           $13,987       $15,112
7/97           $14,275       $15,537
8/97           $14,163       $15,386
9/97           $14,296       $15,581
10/97          $14,365       $15,664
11/97          $14,419       $15,736
12/97          $14,602       $15,984
1/98           $14,725       $16,161
2/98           $14,724       $16,160
3/98           $14,742       $16,150
4/98           $14,690       $16,060
5/98           $14,881       $16,334
6/98           $14,923       $16,394
7/98           $14,966       $16,420
8/98           $15,185       $16,706
9/98           $15,349       $16,954
10/98          $15,351       $16,961
11/98          $15,379       $17,012
12/98          $15,424       $17,065
1/99           $15,593       $17,327
2/99           $15,519       $17,171
3/99           $15,507       $17,162
4/99           $15,563       $17,208
5/99           $15,493       $17,087
6/99           $15,294       $16,770
7/99           $15,366       $16,882
8/99           $15,282       $16,820
9/99           $15,295       $16,877
10/99          $15,181       $16,758
11/99          $15,295       $16,941
12/99          $15,250       $16,852
1/00           $15,195       $16,784
2/00           $15,324       $16,916
3/00           $15,574       $17,244

                                       6       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

These charts reflect a comparison in the change in value of a $10,000 investment, including applicable sales charges, in New Hampshire Bond Fund, Investors Growth Fund, Payson Balanced Fund and Payson Value Fund, including reinvestment of dividends and distributions, to each Fund's related securities index, since the Funds' inception. The Lehman Brothers 10 Year Municipal Bond Index is a market index of investment grade municipal fixed-rate debt securities with an average maturity of 10 years. The Standard and Poor's 500 Composite Index ("S&P 500") is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT INCLUDING SALES CHARGE EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
NEW HAMPSHIRE BOND FUND VS. LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/00
1 Year:                                 (2.97%)
5 Year:                                   4.60%
Since Inception on 12/31/92:              4.89%
VALUE ON 3/31/00
New Hampshire Bond Fund :               $14,132
Lehman Index:                           $15,502

       NEW HAMPSHIRE
         BOND FUND    LEHMAN INDEX
12/92         $9,700       $10,000
1/93          $9,696       $10,168
2/93         $10,067       $10,540
3/93          $9,830       $10,386
4/93          $9,956       $10,485
5/93         $10,025       $10,522
6/93         $10,225       $10,730
7/93         $10,281       $10,756
8/93         $10,553       $10,979
9/93         $10,705       $11,115
10/93        $10,698       $11,133
11/93        $10,609       $11,042
12/93        $10,850       $11,277
1/94         $10,971       $11,416
2/94         $10,671       $11,103
3/94         $10,297       $10,679
4/94         $10,326       $10,796
5/94         $10,431       $10,883
6/94         $10,379       $10,836
7/94         $10,568       $11,018
8/94         $10,600       $11,060
9/94         $10,454       $10,911
10/94        $10,293       $10,752
11/94        $10,145       $10,549
12/94        $10,352       $10,739
1/95         $10,609       $11,017
2/95         $10,878       $11,329
3/95         $10,949       $11,482
4/95         $10,968       $11,496
5/95         $11,319       $11,860
6/95         $11,257       $11,787
7/95         $11,344       $11,960
8/95         $11,466       $12,122
9/95         $11,522       $12,200
10/95        $11,632       $12,340
11/95        $11,788       $12,506
12/95        $11,881       $12,583
1/96         $11,981       $12,710
2/96         $11,923       $12,658
3/96         $11,754       $12,500
4/96         $11,732       $12,456
5/96         $11,725       $12,421
6/96         $11,814       $12,539
7/96         $11,919       $12,659
8/96         $11,923       $12,660
9/96         $12,047       $12,790
10/96        $12,165       $12,952
11/96        $12,353       $13,213
12/96        $12,307       $13,154
1/97         $12,344       $13,206
2/97         $12,435       $13,330
3/97         $12,291       $13,152
4/97         $12,350       $13,249
5/97         $12,519       $13,436
6/97         $12,638       $13,585
7/97         $12,928       $13,966
8/97         $12,819       $13,831
9/97         $12,951       $14,006
10/97        $13,013       $14,080
11/97        $13,071       $14,146
12/97        $13,246       $14,369
1/98         $13,358       $14,528
2/98         $13,390       $14,527
3/98         $13,377       $14,517
4/98         $13,351       $14,437
5/98         $13,538       $14,683
6/98         $13,574       $14,737
7/98         $13,612       $14,761
8/98         $13,814       $15,017
9/98         $13,964       $15,240
10/98        $13,988       $15,247
11/98        $14,010       $15,293
12/98        $14,058       $15,340
1/99         $14,200       $15,575
2/99         $14,142       $15,435
3/99         $14,128       $15,427
4/99         $14,165       $15,469
5/99         $14,098       $15,360
6/99         $13,911       $15,075
7/99         $13,976       $15,176
8/99         $13,909       $15,120
9/99         $13,906       $15,171
10/99        $13,825       $15,064
11/99        $13,930       $15,229
12/99        $13,877       $15,149
1/00         $13,823       $15,087
2/00         $13,942       $15,206
3/00         $14,132       $15,502

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
INVESTORS GROWTH FUND VS. S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/00
1 Year:                                   2.28%
Since Inception on 12/12/97:              9.55%
VALUE ON 3/31/00
Investors Growth Fund:                  $12,334
S&P 500 Index:                          $16,191

       INVESTORS GROWTH  S&P 500
             FUND         INDEX
11/97            $9,600  $10,000
12/97            $9,802  $10,172
1/98             $9,917  $10,284
2/98            $10,474  $11,025
3/98            $10,896  $11,589
4/98            $10,925  $11,706
5/98            $10,694  $11,505
6/98            $10,884  $11,972
7/98            $10,585  $11,845
8/98             $9,226  $10,135
9/98             $9,776  $10,784
10/98           $10,375  $11,661
11/98           $10,858  $12,368
12/98           $11,434  $13,080
1/99            $11,584  $13,627
2/99            $11,354  $13,203
3/99            $11,577  $13,731
4/99            $11,936  $14,262
5/99            $11,517  $13,926
6/99            $12,093  $14,698
7/99            $11,303  $14,239
8/99            $11,083  $14,168
9/99            $10,847  $13,780
10/99           $11,297  $14,651
11/99           $11,477  $14,949
12/99           $12,076  $15,828
1/00            $11,617  $15,034
2/00            $11,170  $14,749
3/00            $12,334  $16,191

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PAYSON BALANCED FUND VS. S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/00
1 Year:                                   0.35%
5 Year:                                  10.00%
Since Inception on 11/25/91:              9.71%
VALUE ON 3/31/00
Payson Balanced Fund:                   $21,273
S&P 500 Index:                          $47,980

       PAYSON BALANCED  S&P 500
            FUND         INDEX
11/91           $9,600  $10,000
12/91          $10,147  $11,142
1/92            $9,974  $10,934
2/92           $10,061  $11,076
3/92            $9,897  $10,861
4/92            $9,994  $11,179
5/92           $10,091  $11,234
6/92           $10,004  $11,067
7/92           $10,297  $11,519
8/92           $10,199  $11,283
9/92           $10,355  $11,416
10/92          $10,267  $11,455
11/92          $10,582  $11,844
12/92          $10,887  $11,989
1/93           $11,075  $12,090
2/93           $11,205  $12,255
3/93           $11,393  $12,513
4/93           $11,323  $12,210
5/93           $11,513  $12,536
6/93           $11,843  $12,572
7/93           $11,914  $12,522
8/93           $12,377  $12,996
9/93           $12,407  $12,894
10/93          $12,488  $13,160
11/93          $12,336  $13,035
12/93          $12,624  $13,193
1/94           $13,068  $13,641
2/94           $12,820  $13,271
3/94           $12,190  $12,693
4/94           $12,159  $12,856
5/94           $12,211  $13,066
6/94           $11,826  $12,746
7/94           $12,162  $13,164
8/94           $12,561  $13,703
9/94           $12,298  $13,369
10/94          $12,309  $13,668
11/94          $11,885  $13,172
12/94          $12,094  $13,367
1/95           $12,288  $13,713
2/95           $12,750  $14,246
3/95           $12,922  $14,666
4/95           $13,074  $15,098
5/95           $13,508  $15,700
6/95           $13,606  $16,065
7/95           $13,858  $16,597
8/95           $14,077  $16,638
9/95           $14,471  $17,340
10/95          $14,604  $17,278
11/95          $15,112  $18,036
12/95          $15,521  $18,383
1/96           $15,794  $19,008
2/96           $15,714  $19,185
3/96           $15,726  $19,370
4/96           $15,749  $19,655
5/96           $15,818  $20,161
6/96           $15,726  $20,238
7/96           $15,136  $19,344
8/96           $15,495  $19,753
9/96           $16,038  $20,863
10/96          $16,411  $21,439
11/96          $17,261  $23,058
12/96          $17,259  $22,601
1/97           $17,621  $24,012
2/97           $17,751  $24,201
3/97           $17,207  $23,208
4/97           $17,702  $24,592
5/97           $18,667  $26,089
6/97           $19,110  $27,257
7/97           $20,382  $29,426
8/97           $20,133  $27,778
9/97           $20,894  $29,298
10/97          $20,246  $28,321
11/97          $20,669  $29,631
12/97          $20,882  $30,140
1/98           $20,973  $30,473
2/98           $22,021  $32,669
3/98           $22,588  $34,340
4/98           $22,619  $34,685
5/98           $21,794  $34,090
6/98           $21,277  $35,474
7/98           $20,355  $35,097
8/98           $17,836  $30,028
9/98           $18,668  $31,951
10/98          $20,153  $34,548
11/98          $20,942  $36,640
12/98          $21,619  $38,750
1/99           $21,438  $40,370
2/99           $20,266  $39,116
3/99           $20,735  $40,681
4/99           $21,915  $42,257
5/99           $21,815  $41,261
6/99           $22,237  $43,549
7/99           $21,703  $42,191
8/99           $21,620  $41,982
9/99           $20,547  $40,833
10/99          $20,883  $43,415
11/99          $20,749  $44,298
12/99          $20,589  $46,906
1/00           $19,773  $44,549
2/00           $19,501  $43,706
3/00           $21,273  $47,980

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PAYSON VALUE FUND VS. S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURN ON 3/31/00
1 Year:                                  12.51%
5 Year:                                  17.63%
Since Inception on 7/31/92:              15.25%
VALUE ON 3/31/00
Payson Value Fund:                      $29,674
S&P 500 Index:                          $41,653

       PAYSON VALUE  S&P 500
           FUND       INDEX
7.92         $9,600  $10,000
8.92         $9,389   $9,796
9.92         $9,466   $9,911
10.92        $9,408   $9,944
11.92        $9,899  $10,282
12.92       $10,274  $10,408
1.93        $10,497  $10,495
2.93        $10,497  $10,638
3.93        $10,661  $10,863
4.93        $10,487  $10,600
5.93        $10,768  $10,883
6.93        $10,952  $10,915
7.93        $11,175  $10,871
8.93        $11,622  $11,282
9.93        $11,680  $11,193
10.93       $12,031  $11,424
11.93       $11,914  $11,316
12.93       $12,265  $11,453
1.94        $12,882  $11,842
2.94        $12,627  $11,521
3.94        $11,874  $11,020
4.94        $12,011  $11,161
5.94        $12,070  $11,344
6.94        $11,541  $11,066
7.94        $11,984  $11,429
8.94        $12,603  $11,897
9.94        $12,269  $11,607
10.94       $12,308  $11,866
11.94       $11,736  $11,435
12.94       $11,815  $11,604
1.95        $11,944  $11,904
2.95        $12,410  $12,368
3.95        $12,648  $12,733
4.95        $12,738  $13,107
5.95        $13,166  $13,630
6.95        $13,345  $13,946
7.95        $13,824  $14,408
8.95        $13,854  $14,444
9.95        $14,254  $15,053
10.95       $14,184  $14,999
11.95       $14,766  $15,657
12.95       $15,144  $15,959
1.96        $15,647  $16,502
2.96        $15,798  $16,655
3.96        $16,161  $16,815
4.96        $16,221  $17,063
5.96        $16,413  $17,502
6.96        $16,383  $17,569
7.96        $15,471  $16,794
8.96        $16,049  $17,148
9.96        $16,768  $18,112
10.96       $17,175  $18,611
11.96       $18,141  $20,017
12.96       $18,014  $19,621
1.97        $18,558  $20,846
2.97        $18,716  $21,010
3.97        $18,263  $20,148
4.97        $18,921  $21,350
5.97        $20,055  $22,649
6.97        $20,827  $23,663
7.97        $22,134  $25,545
8.97        $21,452  $24,116
9.97        $22,918  $25,435
10.97       $22,269  $24,587
11.97       $23,134  $25,724
12.97       $23,710  $26,166
1.98        $23,845  $26,455
2.98        $25,399  $28,362
3.98        $26,533  $29,812
4.98        $26,631  $30,112
5.98        $25,639  $29,595
6.98        $25,398  $30,796
7.98        $24,149  $30,469
8.98        $20,096  $26,068
9.98        $21,461  $27,738
10.98       $23,044  $29,993
11.98       $23,878  $31,810
12.98       $25,082  $33,642
1.99        $25,332  $35,048
2.99        $24,322  $33,960
3.99        $25,320  $35,319
4.99        $27,720  $36,687
5.99        $27,261  $35,821
6.99        $28,335  $37,807
7.99        $26,812  $36,627
8.99        $26,773  $36,446
9.99        $25,802  $35,448
10.99       $26,932  $37,690
11.99       $27,484  $38,456
12.99       $27,638  $40,720
1.00        $27,231  $38,674
2.00        $26,552  $37,943
3.00        $29,674  $41,653

                                       7       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS HIGH GRADE BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  CORPORATE BONDS & NOTES (19.6%)
  $1,000,000   ABN Amro Bank, North America Finance,
                 Inc., 8.25%, 8/1/09...................  $ 1,017,990
   1,500,000   CNA Financial Corp., 6.45%, 1/15/08.....    1,369,470
   2,000,000   Lehman Brothers Holdings, Inc., 8.50%,
                 8/1/15................................    2,107,000
   1,000,000   Mercantile Banc Corp., 7.30%, 6/15/07...      983,440
                                                         -----------
  Total Corporate Bonds & Notes
    (cost $5,503,686)                                      5,477,900
                                                         -----------
  GOVERNMENT AGENCY NOTES (2.7%)
  FNMA (2.7%)
     750,000   7.50%, 2/11/02..........................      757,035
                                                         -----------
  Total Government Agency Notes
    (cost $772,266)                                          757,035
                                                         -----------
  GOVERNMENT MORTGAGE BACKED SECURITIES (10.5%)
  GNMA (10.5%)
   3,106,220   6.50%, 3/15/28 - 4/15/28................    2,932,462
                                                         -----------
  Total Government Mortgage Backed Securities
    (cost $3,106,224)                                      2,932,462
                                                         -----------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  U.S. TREASURY OBLIGATIONS (67.0%)
  U.S. TREASURY BONDS (8.5%)
  $2,650,000   5.25%, 11/15/28.........................  $ 2,372,969
                                                         -----------
  U.S. TREASURY NOTES (58.5%)
   1,000,000   5.88%, 2/15/04..........................      983,840
   2,000,000   7.25%, 5/15/04..........................    2,061,920
   3,000,000   6.50%, 8/15/05..........................    3,021,270
  10,000,000   5.88%, 11/15/05.........................    9,786,900
     500,000   6.25%, 2/15/07..........................      499,400
                                                         -----------
  Total U.S. Treasury Notes                               16,353,330
                                                         -----------
  Total U.S. Treasury Obligations
    (cost $19,686,453)                                    18,726,299
                                                         -----------
  SHORT-TERM HOLDINGS (0.2%)
      54,278   Bankers Trust Investment Money Market
                 Fund, 5.85%, 4/3/00 (cost $54,278)....       54,278
                                                         -----------
  Total Investments (100.0%)
    (cost $29,122,907)                                   $27,947,974
                                                         ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  COLLATERALIZED MORTGAGE OBLIGATIONS (2.0%)
  $  121,161   Merrill Lynch Mortgage Investors, Inc.,
                 Series 89 E, 9.40%, 9/15/09...........  $   123,000
     899,307   RTC, Series 92 C8 D, 8.84%, 12/25/23....      893,686
                                                         -----------
  Total Collateralized Mortgage Obligations
    (cost $1,007,308)                                      1,016,686
                                                         -----------
  CORPORATE BONDS & NOTES (67.6%)
   3,245,000   ABN Amro Bank, North America Finance,
                 Inc., 8.25%, 8/1/09...................    3,303,378
   7,250,000   Bank United, 8.00%, 3/15/09.............    6,603,663
   1,500,000   Bankers Trust New York Co., 7.25%,
                 10/15/11..............................    1,465,710
   1,500,000   Bear Stearns Cos., Inc., 7.63%,
                 12/07/09..............................    1,463,957
   3,000,000   CBS, Inc., ACA insured, 7.63%, 1/1/02...    3,006,930
   7,000,000   Comerica Bank, 8.38%, 7/15/24...........    7,089,670
   3,000,000   Conseco, Inc., 8.70%, 11/15/26..........    2,616,270
   1,500,000   Cummins Engine Co., Inc., 6.45%,
                 3/1/05................................    1,413,390
   2,500,000   Lehman Brothers Holdings, Inc., 7.20%,
                 8/15/09...............................    2,394,925
   1,000,000   Leucadia Capital Trust I, 8.65%,
                 1/15/27...............................      735,942
   3,000,000   Paine Webber Group, Inc., 7.39%,
                 10/16/17..............................    2,791,710
   1,000,000   Sears Roebuck Acceptance Corp., 6.70%,
                 11/15/06..............................      948,830
                                                         -----------
  Total Corporate Bonds & Notes
    (cost $36,741,717)                                    33,834,375
                                                         -----------
  GOVERNMENT MORTGAGE BACKED SECURITIES (11.3%)
  FHLMC (0.1%)
      40,026   Pool 502128, 9.00%, 10/1/04.............       41,326
                                                         -----------
  GNMA (11.2%)
      77,345   Pool 406467, 6.50%, 3/15/26.............       73,019

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  GNMA, CONTINUED
  $  103,382   Pool 430637, 6.50%, 4/15/28.............  $    97,599
     149,599   Pool 452743, 6.50%, 12/15/27............      141,231
   1,530,344   Pool 462480, 6.50%, 1/15/28.............    1,444,736
     440,133   Pool 462903, 6.50%, 2/15/28.............      415,512
      39,160   Pool 463682, 6.50%, 3/15/28.............       36,969
   3,064,133   Pool 463821, 6.50%, 4/15/28.............    2,892,726
      65,530   Pool 473533, 6.50%, 4/15/28.............       61,865
     200,048   Pool 473541, 6.50%, 4/15/28.............      188,857
     279,369   Pool 474630, 6.50%, 4/15/28.............      263,741
                                                         -----------
  Total GNMA                                               5,616,255
                                                         -----------
  Total Government Mortgage Backed Securities
    (cost $5,897,185)                                      5,657,581
                                                         -----------
  MUNICIPAL BONDS (2.5%)
   1,151,024   Coffee County, GA, Hospital Authority
                 RV, Taxable Anticipation Certificates,
                 Series B, ACA insured, 9.00%, 12/1/12
                 (cost $1,269,004)+....................    1,239,665
                                                         -----------
  U.S. TREASURY BONDS (6.4%)
   3,600,000   5.25%, 11/15/28 (cost $3,422,770).......    3,223,656
                                                         -----------
  PREFERRED STOCKS (7.0%)
   4,000,000   Irwin Financial Corp., Capital Trust I,
                 9.25%.................................    1,000,000
   6,850,000   NCBE Capital Trust, 8.25%...............    1,507,000
   8,000,000   Simmons First National Corp., 9.12%.....      996,248
                                                         -----------
  Total Preferred Stock
    (cost $3,738,300)                                      3,503,248
                                                         -----------
  SHORT-TERM HOLDINGS (3.2%)
   1,616,118   Bankers Trust Investment Money Market
                 Fund, 5.85%, 4/3/00 (cost
                 $1,616,118)...........................    1,616,118
                                                         -----------
  Total Investments (100.0%)
    (cost $53,692,402)                                   $50,091,329
                                                         ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  MUNICIPAL BONDS & NOTES (99.8%)
  COLORADO (4.4%)
  $1,000,000   Douglas County, CO, SD #1, GO Bonds,
                 Series A, 8.00%, 12/15/09.............  $ 1,223,600
                                                         -----------
  GUAM (0.6%)
     170,000   Guam Government LO Highway RV, Series A,
                 FSA insured, 6.25%, 5/1/07............      177,913
                                                         -----------
  ILLINOIS (5.0%)
     350,000   Illinois Development Finance Authority
                 RV, Community Rehabilitation Providers
                 Facilities Acquisition Program, Series
                 92, 8.25%, 8/1/12.....................      371,333
   1,000,000   Illinois State, GO Bonds, 5.70%,
                 4/1/10................................    1,025,080
                                                         -----------
                                                           1,396,413
                                                         -----------
  INDIANA (0.4%)
     100,000   Indiana Health Facilities Financing
                 Authority Hospital RV, Community
                 Hospital of Indiana, Series A & B,
                 MBIA insured, 6.35%, 7/1/03...........      104,222
                                                         -----------
  KENTUCKY (11.3%)
   2,000,000   Carroll County, KY, PCR Bonds, Kentucky
                 Utilities Co. Project, Series A,
                 7.45%, 9/15/16........................    2,130,280
   1,000,000   Kenton County, KY, Water District RV,
                 6.00%, 2/1/17.........................    1,036,150
                                                         -----------
                                                           3,166,430
                                                         -----------
  LOUISIANA (4.5%)
   1,000,000   Louisana Public Facilities Authority RV,
                 Extended Care Facilities Authority
                 Comm-Care Corp., 11.00%, 2/1/14.......    1,273,440
                                                         -----------
  MICHIGAN (3.7%)
   1,000,000   Michigan State, Strategic Fund,
                 Obligation RV, 6.50%, 2/15/16.........    1,043,650
                                                         -----------
  MISSOURI (5.2%)
   1,000,000   Kansas City, MO, IDA RV, Owens-
                 Illinois, PJ-Conv, 4.90%, 12/31/08....      936,090

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  MISSOURI, CONTINUED
  $  500,000   Sikeston, MO, Electric RV, 6.00%,
                 6/1/16................................  $   533,990
                                                         -----------
                                                           1,470,080
                                                         -----------
  MONTANA (3.6%)
   1,000,000   Forsyth, MT, PCR RV Refunding, Montana
                 Power Co., Series A, AMBAC insured,
                 6.13%, 5/1/23.........................    1,010,350
                                                         -----------
  NEVADA (0.3%)
      75,000   Big Bend Water District, MBIA insured,
                 7.25%, 11/1/05........................       77,804
                                                         -----------
  NEW HAMPSHIRE (0.9%)
     250,000   New Hampshire, HEFA RV, Kendal at
                 Hanover Issue, Bank of Ireland, LOC,
                 5.80%, 10/1/12........................      249,143
                                                         -----------
  NEW JERSEY (3.7%)
   1,000,000   Essex County, NJ, Improvement Authority
                 RV, Utilities System East Orange
                 Franchise, MBIA insured, 6.00%,
                 7/1/18................................    1,033,940
                                                         -----------
  NEW YORK (3.8%)
   1,000,000   New York, NY, IDA, Civic Facilities RV,
                 USTA National Tennis Center Project,
                 FSA insured, 6.40%, 11/15/08..........    1,075,570
                                                         -----------
  OHIO (21.4%)
   1,000,000   Cleveland, OH, Public Power System RV,
                 7.00%, 11/15/17.......................    1,050,800
   2,000,000   Hamilton, OH, Electrical System Mortgage
                 RV, Series A, FGIC insured, 6.00%,
                 10/15/23..............................    2,020,060
     275,000   Montgomery County, OH, GO Bonds, 5.30%,
                 12/1/10...............................      279,353
     795,000   Northwest, OH, SD LOC, GO Bonds, FGIC
                 insured, 5.50%, 12/1/12...............      819,470
     500,000   Ohio State Air Quality Development
                 Authority, PCR Bonds, Cleveland
                 Electric Co. Project, FGIC insured,
                 8.00%, 12/1/13........................      542,945
     500,000   Ohio State Turnpike Community, RV,
                 Series A, 5.50%, 2/15/24..............      490,520

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  OHIO, CONTINUED
  $  445,000   Shelby County, OH, Hospital Facilities
                 RV, Wilson Memorial Hospital, ETM USG,
                 6.40%, 12/1/03........................  $   455,400
     355,000   Washington County, OH, Hospital RV,
                 Shelby General Hospital, 6.88%,
                 7/1/03................................      359,114
                                                         -----------
                                                           6,017,662
                                                         -----------
  OKLAHOMA (0.9%)
     250,000   Claremore, OK, Public Works Authority
                 Capital Improvement RV, MBIA insured,
                 5.00%, 6/1/05.........................      250,943
                                                         -----------
  PENNSYLVANIA (9.6%)
     425,000   Allegheny County, PA, Hospital
                 Development Authority, Health Care RV,
                 Allegheny Valley School Project,
                 7.25%, 2/1/03.........................      422,803
   1,000,000   Allegheny County, PA, Hospital
                 Development Authority, Health Center
                 RV, Series 90, West Penn Hospital
                 Foundation, 8.00%, 1/1/05.............    1,031,970
     500,000   Bucks County, PA, IDA RV, Personal Care,
                 ETM USG, Series A, 10.00%, 5/15/19....      749,520
     240,000   Erie-Western Pennsylvania Port
                 Authority, Pennsylvania Refunding RV,
                 8.25%, 6/15/00........................      241,944
     110,000   Pennsylvania HEFA RV, Medical College of
                 Pennsylvania, Series 91 B, 7.25%,
                 3/1/05................................      115,094
     125,000   Washington County, PA, IDA RV,
                 Presbyterian Medical Center, FHA
                 insured, 6.50%, 1/15/02...............      128,531
                                                         -----------
                                                           2,689,862
                                                         -----------
  PUERTO RICO (6.5%)
      50,000   Puerto Rico Commonwealth, GO Bonds,
                 MBIA-IBC insured, 5.50%, 7/1/08.......       52,133

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  PUERTO RICO, CONTINUED
  $  680,000   Puerto Rico Commonwealth, GO Bonds, MBIA
                 insured, 5.75%, 7/1/10................  $   724,105
   1,000,000   Puerto Rico Commonwealth, GO
                 Improvements Bonds, 5.50%, 7/1/13.....    1,025,010
      35,000   Puerto Rico Public Finance Corp.,
                 Commonwealth Appropriations RV, Series
                 A, 5.38%, 6/1/18......................       34,876
                                                         -----------
                                                           1,836,124
                                                         -----------
  VIRGIN ISLANDS (2.5%)
      75,000   Virgin Islands PFA, Economic RV, ETM
                 USG, 7.30%, 10/1/18...................       89,573
     625,000   Virgin Islands PFA RV, Sub-Lien Fund
                 Loan Notes, Series D, 6.00%,
                 10/1/05...............................      622,550
                                                         -----------
                                                             712,123
                                                         -----------
  WASHINGTON (6.8%)
   1,175,000   Pierce County, WA, HFA RV, Pooled,
                 6.00%, 12/1/28........................    1,047,524
   1,000,000   Vancouver, WA, HFA RV, Housing-
                 Sub-Springbrook Square B, 6.00%,
                 3/1/31................................      872,970
                                                         -----------
                                                           1,920,494
                                                         -----------
  WEST VIRGINIA (4.7%)
   1,300,000   Monongalia County, WV, Pollution RV,
                 Potomac Edison Co. Fort Martin, Series
                 B, 5.95%, 4/1/13......................    1,318,200
                                                         -----------
  Total Municipal Bonds & Notes
    (cost $28,583,273)                                    28,047,963
                                                         -----------
  SHORT-TERM HOLDINGS (0.2%)
      42,360   Bankers Trust Investment Tax-Free Money
                 Market Fund, 3.46%, 4/3/00 (cost
                 $42,360)..............................       42,360
                                                         -----------
  Total Investments (100.0%)
    (cost $28,625,633)                                   $28,090,323
                                                         ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  MUNICIPAL BONDS & NOTES (99.7%)
  GENERAL OBLIGATION -- BOND BANK (3.4%)
  $   20,000   Maine Muni Bond Bank, Series A, 5.00%,
                 11/1/04...............................  $    20,117
      20,000   Maine Muni Bond Bank, Series B, 5.40%,
                 11/1/02...............................       20,348
      10,000   Maine Muni Bond Bank, Series C, 6.45%,
                 11/1/01...............................       10,282
      25,000   Maine Muni Bond Bank, Series D, 5.90%,
                 11/1/00...............................       25,250
      90,000   Maine Muni Bond Bank, Series E, 5.70%,
                 11/1/11...............................       92,985
     210,000   Maine Muni Bond Bank, Series 90B, 7.20%,
                 11/1/07, P/R 11/1/00 @ 102............      217,766
      50,000   Maine Muni Bond Bank, Series 90B, 7.20%,
                 11/1/11, P/R 11/1/00 @ 102............       51,849
     150,000   Maine Muni Bond Bank, Series 90B, 7.20%,
                 11/1/15, P/R USG, 11/1/00 @ 102.......      155,547
      25,000   Maine Muni Bond Bank, Series 90D, 7.38%,
                 11/1/10, P/R USG, 11/1/00 @ 102.......       25,949
     100,000   Maine Muni Bond Bank, Series 92B, 6.65%,
                 11/1/07...............................      106,556
      85,000   Maine Muni Bond Bank, Series 92B, 6.75%,
                 11/1/12...............................       90,648
     150,000   Maine Muni Bond Bank, Series 92E, 5.80%,
                 11/1/04...............................      155,757
      80,000   Maine Muni Bond Bank, Sewer & Water
                 Bonds, SRF Program, 7.20%, 11/1/13,
                 P/R USG, 11/1/01 @ 102................       84,686
      20,000   Maine Muni Bond Bank, Sewer & Water RV,
                 SRF Program, 4.75%, 11/1/03...........       19,989
                                                         -----------
                                                           1,077,729
                                                         -----------
  GENERAL OBLIGATION -- LOCAL (17.2%)
     100,000   Bangor, ME, LTGO Bonds, Bangor
                 International Airport Project, 5.75%,
                 10/1/01...............................      101,489
      25,000   Bangor, ME, LTGO Bonds, Bangor
                 International Airport Project, 5.85%,
                 10/1/02...............................       25,538
     150,000   Bangor, ME, LTGO Bonds, Bangor
                 International Airport Project, 6.00%,
                 10/1/03...............................      154,448

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  GENERAL OBLIGATION -- LOCAL, CONTINUED
  $  100,000   Bangor, ME, LTGO Bonds, Bangor
                 International Airport Project, 6.10%,
                 10/1/04...............................  $   103,753
     250,000   Bangor, ME, LTGO Bonds, Bangor
                 International Airport Project, 6.35%,
                 10/1/07...............................      260,345
     100,000   Bangor, ME, UTGO Bonds, 5.20%,
                 11/1/00...............................      100,644
      60,000   Bangor, ME, UTGO Bonds, 5.50%, 9/1/24...       61,952
     175,000   Bar Harbor, ME, UTGO Bonds, 6.20%,
                 6/1/05................................      184,030
      75,000   Bar Harbor, ME, UTGO Bonds, 6.45%,
                 6/1/09................................       81,005
      30,000   Bath, ME, UTGO Bonds, 7.45%, 12/1/07....       34,537
      20,000   Bath, ME, UTGO Bonds, 7.50%, 12/1/08....       23,334
      25,000   Bath, ME, UTGO Bonds, 5.63%, 3/1/09.....       26,014
      25,000   Blue Hill, ME, UTGO Bonds, 7.30%,
                 7/1/06................................       27,565
      50,000   Brewer, ME, UTGO Bonds, Series A, 6.10%,
                 1/1/03................................       51,662
      50,000   Brewer, ME, UTGO Bonds, Series A, 6.10%,
                 1/1/04................................       52,077
      50,000   Brewer, ME, UTGO Bonds, Series A, 6.10%,
                 1/1/05................................       52,355
      50,000   Brewer, ME, UTGO Bonds, Series A, 6.20%,
                 1/1/06................................       52,412
      50,000   Brunswick, ME, Tax Increment GO Bonds,
                 BTI Project, 5.50%, 11/1/08...........       51,448
      25,000   Bucksport, ME, GO Bonds, Local, School &
                 Public Improvements, 7.15%, 4/1/07....       27,530
     250,000   Cape Elizabeth, ME, GO Bonds, 5.75%,
                 10/15/09..............................      263,032
     100,000   Cape Elizabeth, ME, GO Bonds, 5.90%,
                 10/15/12..............................      105,818
      25,000   Cape Elizabeth, ME, GO Bonds, 5.90%,
                 10/15/14..............................       26,455
     100,000   Cumberland County, ME, UTGO Bonds,
                 6.50%, 2/1/03, P/R USG, 2/1/01 @
                 102...................................      103,817
     250,000   Cumberland County, ME, UTGO Bonds,
                 5.25%, 2/1/07.........................      254,503

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  GENERAL OBLIGATION -- LOCAL, CONTINUED
  $   25,000   Ellsworth, ME, UTGO Bonds, 7.20%,
                 7/1/08................................  $    28,023
     250,000   Freeport, ME, UTGO Bonds, 7.25%,
                 9/1/04................................      273,635
      20,000   Freeport, ME, UTGO Bonds, 7.25%,
                 9/1/10................................       23,375
      40,000   Old Orchard Beach, ME, UTGO Bonds, MBIA
                 insured, 6.40%, 9/1/04................       42,622
     215,000   Old Orchard Beach, ME, UTGO Bonds, MBIA
                 insured, 6.60%, 9/1/06................      230,046
      50,000   Old Orchard Beach, ME, UTGO Bonds, MBIA
                 insured, 6.65%, 9/1/07................       53,556
      70,000   Old Orchard Beach, ME, UTGO Bonds, MBIA
                 insured, 6.65%, 9/1/08................       74,978
      35,000   Old Orchard Beach, ME, UTGO Bonds, MBIA
                 insured, 6.65%, 9/1/10................       37,489
     500,000   Portland, ME, GO Bonds, 6.20%, 4/1/05...      532,440
      50,000   Portland, ME, GO Bonds, 12.60%,
                 11/1/05...............................       68,061
     100,000   Portland, ME, GO Bonds, 7.25%,
                 12/1/05...............................      111,324
     790,000   Portland, ME, GO Bonds, 5.30%,
                 6/13/13...............................      788,238
      25,000   Portland, ME, GO Bonds, 6.50%, 4/1/14...       26,939
      10,000   Rockland ME, GO Bonds, 6.00%, 10/1/00...       10,080
      25,000   Rockland ME, GO Bonds, 6.00%, 10/1/01...       25,447
     150,000   South Portland, ME, GO Bonds, 5.80%,
                 9/1/08................................      158,630
      40,000   South Portland, ME, GO Bonds, 5.80%,
                 9/1/11................................       42,506
      25,000   Westbrook, ME, UTGO Bonds, 6.75%,
                 11/15/04..............................       27,003
      75,000   Windham, ME, UTGO Bonds, 0.05%,
                 6/15/08...............................       48,815
     130,000   Winslow, ME, GO Bonds, Crowe Rope
                 Industries Project, Series A, 5.50%,
                 3/1/07................................      132,046
      50,000   Winslow, ME, UTGO Bonds, SD, AMBAC
                 insured, 7.00%, 10/1/10...............       52,771

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  GENERAL OBLIGATION -- LOCAL, CONTINUED
  $   20,000   Winslow, ME, UTGO Bonds, AMBAC insured,
                 6.90%, 10/1/08........................  $    21,079
      25,000   Winthrop, ME, UTGO Bonds, 5.10%,
                 8/1/04................................       25,235
      25,000   Winthrop, ME, UTGO Bonds, 5.20%,
                 8/1/05................................       25,317
      25,000   Winthrop, ME, UTGO Bonds, 5.30%,
                 8/1/06................................       25,394
      25,000   Winthrop, ME, UTGO Bonds, 5.40%,
                 8/1/07................................       25,521
     250,000   Yarmouth, ME, GO Bonds, AMBAC insured,
                 5.25%, 11/15/09.......................      253,473
      35,000   York, ME, SD, UTGO Bonds, AMBAC insured,
                 6.40%, 3/1/03.........................       36,376
                                                         -----------
                                                           5,426,182
                                                         -----------
  GENERAL OBLIGATION -- STATE (1.2%)
      50,000   Maine, UTGO Bonds, 8.00%, 5/1/01........       51,945
      90,000   Maine, UTGO Bonds, 6.40%, 7/1/02........       93,326
      25,000   Maine, UTGO Bonds, 7.50%, 12/15/02......       26,773
     100,000   Maine, UTGO Bonds, 6.50%, 7/1/03........      105,219
     100,000   Maine, UTGO Bonds, Highway Improvements,
                 8.00%, 5/1/02.........................      106,501
                                                         -----------
                                                             383,764
                                                         -----------
  GENERAL OBLIGATION -- PUERTO RICO (7.1%)
   1,150,000   Puerto Rico Commonwealth, GO Bonds, MBIA
                 insured, 6.50%, 7/1/04................    1,230,856
     525,000   Puerto Rico Commonwealth, GO Bonds, MBIA
                 insured, 5.75%, 7/1/10................      559,052
     430,000   Puerto Rico Commonwealth, GO Bonds,
                 Series 93, MBIA-IBC insured, 5.50%,
                 7/1/08................................      448,340
                                                         -----------
                                                           2,238,248
                                                         -----------
  REVENUE -- GUAM (9.0%)
     800,000   Guam Government LO Highway RV, Series A,
                 FSA insured, 6.25%, 5/1/07............      837,240

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  REVENUE -- GUAM, CONTINUED
  $1,875,000   Guam Power Authority RV, Series A, AMBAC
                 insured, 6.30%, 10/1/12...............  $ 1,991,550
                                                         -----------
                                                           2,828,790
                                                         -----------
  REVENUE -- HEALTH & EDUCATION (12.4%)
      25,000   Maine Educational Loan Authority,
                 Educational Loan RV, Supplemental
                 Education Loan Program, Series 92 A-1,
                 6.80%, 12/1/07........................       26,036
      55,000   Maine Educational Loan Authority,
                 Educational Loan RV, Supplemental
                 Education Loan Program, Series 92 A-1,
                 7.00%, 12/1/16........................       57,029
      15,000   Maine Educational Loan Authority,
                 Educational Loan RV, Supplemental
                 Education Loan Program, Series 92 A-2,
                 7.15%, 12/1/16........................       15,569
      25,000   Maine Educational Loan Marketing Corp.,
                 Series A, 6.35%, 5/1/05...............       25,642
      45,000   Maine Educational Loan Marketing Corp.,
                 Student Loan Refunding RV, 6.90%,
                 11/1/03...............................       46,058
      20,000   Maine HEHFA RV, AMBAC insured, 7.20%,
                 5/1/06, P/R 5/1/00 @ 102..............       20,449
      10,000   Maine HEHFA RV, AMBAC insured, 7.30%,
                 5/1/14, P/R 5/1/00 @ 102..............       10,225
     250,000   Maine HEHFA RV, Coves Edge Nursing Home,
                 10.00%, 8/1/20, P/R 8/1/00 @ 103......      262,095
      20,000   Maine HEHFA RV, FSA insured, 6.10%,
                 7/1/01, P/R 5/1/00 @ 102..............       20,399
      80,000   Maine HEHFA RV, FSA insured, 6.10%,
                 7/1/01, U/R Balance...................       81,481
      10,000   Maine HEHFA RV, Kennebec Valley Medical
                 Center, FGIC insured, 7.00%, 7/1/05...       10,269
      55,000   Maine HEHFA RV, Kennebec Valley Medical
                 Center, FGIC insured, 7.00%, 7/1/15...       56,482
     195,000   Maine HEHFA RV, Maine Medical Center,
                 ETM USG, 6.00%, 10/1/13...............      206,696
      50,000   Maine HEHFA RV, P/R, Series A, 6.10%,
                 7/1/03................................       52,369

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  REVENUE -- HEALTH & EDUCATION, CONTINUED
  $  175,000   Maine HEHFA RV, P/R, Series A, FSA
                 insured, 5.50%, 7/1/07................  $   179,085
      25,000   Maine HEHFA RV, Series A, 5.25%,
                 7/1/11................................       25,098
     550,000   Maine HEHFA RV, Series A, FSA insured,
                 5.25%, 7/1/10.........................      554,075
     450,000   Maine HEHFA RV, Series B, FSA insured,
                 5.55%, 7/1/08.........................      457,839
     335,000   Maine HEHFA RV, Series B, MBIA insured,
                 5.00%, 7/1/10.........................      328,009
     510,000   Maine HEHFA RV, Series D, FSA insured,
                 5.30%, 7/1/07.........................      514,406
       5,000   Maine HEHFA RV, Southern Maine Medical
                 Center, AMBAC insured, 7.20%,
                 5/1/06................................        5,111
       5,000   Maine HEHFA RV, Southern Maine Medical
                 Center, AMBAC insured, 7.30%,
                 5/1/14................................        5,110
     100,000   Maine HEHFA RV, U/R Balance, Series A,
                 6.10%, 7/1/03.........................      103,885
     840,000   Maine Veterans' Homes RV, 6.80%,
                 10/1/05...............................      842,855
                                                         -----------
                                                           3,906,272
                                                         -----------
  REVENUE -- HOUSING (2.8%)
      40,000   Maine HSG AUTH RV, Mortgage Purchase,
                 Series 88 D-5, 7.45%, 11/15/11........       41,409
     200,000   Maine HSG AUTH RV, Mortgage Purchase,
                 Series 88 D-6, 7.25%, 11/15/19........      204,686
     110,000   Maine HSG AUTH RV, Mortgage Purchase,
                 Series 90 A-5, Remarketed 5/13/93,
                 6.20%, 11/15/16.......................      110,564
     185,000   Maine HSG AUTH RV, Mortgage Purchase,
                 Series 92 C, 6.55%, 11/15/12..........      192,548
      50,000   Maine HSG AUTH RV, Mortgage Purchase,
                 Series 93 A-1, 5.05%, 11/15/06........       49,271
     250,000   Maine HSG AUTH RV, Mortgage Purchase,
                 Series 94 C-1, 6.20%, 11/15/07........      251,458
      25,000   Maine HSG AUTH RV, Series 91 A, FSA
                 insured, 7.40%, 11/15/22..............       25,738

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  REVENUE -- HOUSING, CONTINUED
  $    5,000   Maine HSG AUTH RV, SFM Refunding RV,
                 Series 91-1, 6.90%, 11/1/07...........  $     5,119
                                                         -----------
                                                             880,793
                                                         -----------
  REVENUE -- INDUSTRIAL (10.4%)
      15,000   Bath, ME, Sewer Improvements RV, 7.40%,
                 12/1/06...............................       17,022
      25,000   Bucksport, ME, Solid Waste Disposal RV,
                 Champion International Corp. Project,
                 remarketed 5/1/93, 6.25%, 5/1/10......       25,294
     530,000   East Millinocket, ME, PCR Bonds, Great
                 Northern Nekoosa Corp. Project, ETM
                 USG, 6.70%, 6/1/04....................      551,645
     165,000   Kennebec, ME, Water District RV, 7.00%,
                 12/1/14, P/R USG, 12/1/01 @ 101.50....      173,785
      40,000   Kennebec, ME, Water District RV, 7.00%,
                 12/1/20, P/R USG, 12/1/01 @ 101.50....       42,130
     500,000   Kennebec, ME, Water District RV, FSA
                 insured, 5.13%, 12/1/21...............      459,035
      15,000   Kennebunk, ME, Sewer District RV, 7.10%,
                 1/1/06................................       16,364
     500,000   Maine Finance Authority RV, Boise
                 Cascade Corp. Project, 7.90%,
                 6/1/15................................      509,640
   1,450,000   Skowhegan ME, PCR Bonds, Scott Paper Co.
                 Project, 5.90%, 11/1/13...............    1,491,427
                                                         -----------
                                                           3,286,342
                                                         -----------
  REVENUE -- OTHER (0.0%)
      10,000   Maine Court Facilities Authority Lease
                 Rental RV, 7.15%, 8/1/07, P/R USG,
                 8/1/00 @ 102..........................       10,297
                                                         -----------
  REVENUE -- PUERTO RICO (17.5%)
      20,000   Puerto Rico, Industrial, Medical &
                 Environmental RV, Abbott Chemicals,
                 Inc. Project, 6.50%, 7/1/09...........       20,456
     300,000   Puerto Rico Infrastructure Financing
                 Authority, U/R Balance RV, Series A,
                 7.60%, 7/1/00.........................      302,379

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  REVENUE -- PUERTO RICO, CONTINUED
  $1,275,000   Puerto Rico, PBA, Guaranteed Public
                 Education and Health Facilities RV,
                 Series M, FSA insured, 5.70%,
                 7/1/09................................  $ 1,349,537
   3,855,000   Puerto Rico Public Finance Corp.,
                 Commonwealth Appropriations RV, Series
                 A, AMBAC insured, 5.38%, 6/1/18.......    3,841,430
                                                         -----------
                                                           5,513,802
                                                         -----------
  REVENUE -- TRANSPORTATION (2.3%)
     700,000   Maine State Turnpike Authority RV, MBIA
                 insured, 6.00%, 7/1/14................      742,637
                                                         -----------
  REVENUE -- VIRGIN ISLANDS (16.4%)
      60,000   Virgin Islands, HSG AUTH, RV, SFM, GNMA
                 Mortgage-Backed, 6.00%, 3/1/07........       59,912
   1,035,000   Virgin Islands, PFA, Economic RV, ETM
                 COLL USG, 7.30%, 10/1/18..............    1,236,100
   1,000,000   Virgin Islands, PFA RV, Senior Lien,
                 Series C, 5.50%, 10/1/08..............      990,320
     515,000   Virgin Islands, PFA RV, Sub Lien Fund
                 Loan Notes, Series D, 6.00%,
                 10/1/05...............................      512,981
     720,000   Virgin Islands, Water & Power Authority,
                 Electric System RV, 5.25% 7/1/06......      710,712
     240,000   Virgin Islands, Water & Power Authority,
                 Electric System RV, 5.25%, 7/1/08.....      235,032
   1,500,000   Virgin Islands, Water & Power Authority,
                 Electric System RV, ACA-CBI & MBIA-IBC
                 insured, 5.30%, 7/1/21................    1,434,840
                                                         -----------
                                                           5,179,897
                                                         -----------
  Total Municipal Bonds & Notes
    (cost $31,486,811)                                    31,474,753
                                                         -----------
  SHORT-TERM HOLDINGS (0.3%)
      97,683   Bankers Trust Tax-Free Money Market
                 Fund, 3.46%, 4/3/00 (cost $97,683)....       97,683
                                                         -----------
  Total Investments (100.0%)
    (cost $31,584,494)                                   $31,572,436
                                                         ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  MUNICIPAL BONDS (98.3%)
  GENERAL OBLIGATION -- BOND BANK (4.0%)
  $    5,000   New Hampshire Muni Bond Bank, Pinkerton
                 Academy Project, 5.25%, 6/1/07........  $     5,048
      20,000   New Hampshire Muni Bond Bank, Series 90
                 D, 6.90%, 7/15/03.....................       20,553
      25,000   New Hampshire Muni Bond Bank, Series 91
                 E, 6.90%, 8/15/06.....................       26,269
      25,000   New Hampshire Muni Bond Bank, Series 91
                 K, 6.75%, 1/15/08,
                 P/R USG 1/15/01 @ 102.................       25,976
      10,000   New Hampshire Muni Bond Bank, Series 92
                 D, State Guaranteed, 6.00%, 1/15/11...       10,490
      50,000   New Hampshire Muni Bond Bank, Series 92
                 H, 6.35%, 7/15/06.....................       52,321
     175,000   New Hampshire Muni Bond Bank, Series 92
                 H, 6.50%, 7/15/08.....................      183,682
      50,000   New Hampshire Muni Bond Bank, Series 94
                 A, 5.15%, 11/1/08.....................       49,843
      85,000   New Hampshire Muni Bond Bank, Series 94
                 C, State Guaranteed, 5.80%, 8/15/08...       87,499
                                                         -----------
                                                             461,681
                                                         -----------
  GENERAL OBLIGATION -- LOCAL (25.3%)
     155,000   Bedford, NH, UTGO Bonds, 6.70%,
                 8/1/12................................      161,913
     225,000   Belknap County, NH, GO Bonds, MBIA
                 insured, 5.20%, 6/15/13...............      222,296
      50,000   Concord, NH, GO Bonds, FGIC insured,
                 6.05%, 10/15/08.......................       52,498
     100,000   Concord, NH, Bonds, GO Bonds, SD, 4.70%,
                 10/15/07..............................       97,857
     100,000   Concord, NH, Bonds, GO Bonds, SD, 5.00%,
                 10/15/10..............................       98,590
     100,000   Concord, NH, UTGO Bonds, MBIA insured,
                 5.00%, 1/15/09........................       99,466
      50,000   Exeter, NH, UTGO Bonds, 5.10%,
                 6/15/05...............................       50,462
      25,000   Exeter, NH, UTGO Bonds, 5.30%,
                 6/15/08...............................       25,338
      90,000   Farmington, NH, GO Bonds, SD, AMBAC
                 insured, 5.55%, 2/15/02...............       91,528
      50,000   Franklin, NH, GO Bonds, MBIA insured,
                 5.20%, 10/1/07........................       50,464

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  GENERAL OBLIGATION -- LOCAL, CONTINUED
  $  100,000   Goffstown, NH, GO Bonds, SD, AMBAC
                 insured, 5.25%, 8/15/11...............  $    99,951
      60,000   Gorham, NH, GO Bonds, FSA insured,
                 4.80%, 4/1/13.........................       55,499
      65,000   Gorham, NH, GO Bonds, FSA insured,
                 4.85%, 4/1/14.........................       59,914
      45,000   Keene, NH, UTGO Bonds, 5.15%,
                 10/15/11..............................       44,651
      25,000   Lisbon, NH, UTGO Bonds, SD, 5.60%,
                 2/1/10................................       25,389
      50,000   Londonderry, NH, UTGO Bonds, 5.40%,
                 1/15/14...............................       49,483
     225,000   Manchester, NH, UTGO Bonds, General
                 Improvement RV, Series B, MBIA
                 insured, 5.00%, 1/2/09................      219,614
     250,000   Manchester, NH, UTGO Bonds, 5.50%,
                 11/1/12...............................      254,333
      15,000   Manchester, NH, UTGO Bonds, Series 93 A,
                 5.00%, 7/1/04.........................       15,127
     250,000   Manchester, NH, UTGO Bonds, Public
                 Improvement Bonds, Series 93 A, 5.30%,
                 7/1/07................................      254,156
      20,000   Nashua, NH, UTGO Bonds, 5.70%,
                 7/15/07...............................       20,657
      15,000   Nashua, NH, UTGO Bonds, 6.80%, 7/1/09...       15,719
     100,000   Nashua, NH, UTGO Bonds, AMBAC insured,
                 5.35%, 7/15/06........................      101,996
      35,000   Nashua, NH, UTGO Bonds, FGIC insured,
                 5.25%, 11/2/09........................       35,372
     100,000   Nashua, NH, UTGO Bonds, Public
                 Improvement Bonds, 6.80%, 7/1/07......      104,792
      50,000   Oyster River, NH, GO Bonds, Cooperative
                 SD State Guaranteed, Lot A, 5.75%,
                 6/15/07...............................       51,962
     100,000   Oyster River, NH, GO Bonds, Cooperative
                 SD State Guaranteed, Lot A, 5.85%,
                 6/15/08...............................      104,127
      30,000   Salem, NH, GO Bonds, MBIA insured,
                 6.45%, 3/1/04.........................       30,994

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  GENERAL OBLIGATION -- LOCAL, CONTINUED
  $  400,000   Stratham, NH, GO Bonds, SD, AMBAC
                 insured, 5.10%, 1/15/08...............  $   401,373
                                                         -----------
                                                           2,895,521
                                                         -----------
  GENERAL OBLIGATION -- STATE (11.5%)
      10,000   New Hampshire, GO Bonds, 6.00%,
                 9/1/05................................       10,531
     350,000   New Hampshire, GO Bonds, State Capital
                 Improvement, 5.50%, 12/1/06...........      360,749
   1,000,000   New Hampshire, GO Bonds, State Capital
                 Improvement, 5.13%, 10/1/17...........      946,060
                                                         -----------
                                                           1,317,340
                                                         -----------
  REVENUE -- GUAM (0.7%)
      25,000   Guam Government LO Highway RV, Series 92
                 A, FSA insured, 5.60%, 5/1/00.........       25,032
      30,000   Guam Government LO Highway RV, Series A,
                 FSA insured, 6.25%, 5/1/07............       31,397
      20,000   Guam Power Authority RV, Series A, AMBAC
                 insured, 6.30%, 10/1/12...............       21,243
                                                         -----------
                                                              77,672
                                                         -----------
  REVENUE -- HEALTH & EDUCATION (26.0%)
      25,000   Hudson, NH, Educational Faciities RV,
                 SD, Lot B, 7.30%, 12/15/06............       28,155
      20,000   Hudson, NH, Educational Facilites RV,
                 SD, Lot B, 7.30%, 12/15/08............       22,976
      15,000   Mascenic, NH, Regional SD #1, Lot C,
                 AMBAC insured, 7.20%, 12/15/07........       17,010
      50,000   New Hampshire, HEFA RV, Concord Hospital
                 Issue, AMBAC insured, 5.40%,
                 10/1/06...............................       50,807
      35,000   New Hampshire, HEHFA RV, Elliot Hospital
                 of Manchester, 6.50%, 10/1/11.........       36,402
     460,000   New Hampshire, HEHFA RV, Elliot Hospital
                 of Manchester, 6.25%, 10/1/21.........      465,967
     100,000   New Hampshire, HEHFA RV, Exeter
                 Hospital, 5.25%, 10/1/00..............      100,449

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  REVENUE -- HEALTH & EDUCATION, CONTINUED
  $   50,000   New Hampshire, HEHFA RV, Exeter
                 Hospital/Healthcare, 5.50%, 10/1/13...  $    50,185
     165,000   New Hampshire, HEHFA RV, Franklin Pierce
                 College, Series 94, 5.50%, 10/1/04....      168,655
      90,000   New Hampshire, HEHFA RV, Franklin Pierce
                 College, Series 94, 5.50%, 10/1/04....       88,858
      90,000   New Hampshire, HEHFA RV, Franklin Pierce
                 College, 6.00%, 10/1/13...............       88,169
     160,000   New Hampshire, HEHFA RV, Franklin Pierce
                 College, 6.00%, 10/1/13...............      168,333
       5,000   New Hampshire, HEHFA RV, Hitchcock
                 Clinic Issue, MBIA insured, 6.00%,
                 7/1/15................................        5,107
     750,000   New Hampshire, HEHFA RV, Kendal at
                 Hanover Issue, Bank of Ireland, 5.80%,
                 10/01/12..............................      747,428
      85,000   New Hampshire, HEHFA RV, Lakes Region
                 Hospital Association, 5.75%, 1/1/11...       86,490
      15,000   New Hampshire, HEHFA RV, Mary Hitchcock
                 Memorial Hospital, FGIC insured,
                 4.90%, 8/15/01........................       15,058
      50,000   New Hampshire, HEHFA RV, Nashua Memorial
                 Hospital, 5.50%, 10/1/02..............       50,214
     125,000   New Hampshire, HEHFA RV, Rivier College,
                 6.90%, 1/1/13.........................      133,418
     400,000   New Hampshire, HEHFA RV, River Woods at
                 Exeter, 9.00%, 3/1/23.................      449,841
      30,000   New Hampshire, HEHFA RV, University
                 System of New Hampshire, MBIA insured,
                 Series 92, 6.00%, 7/1/07..............       31,063
     175,000   New Hampshire, HEHFA RV,
                 Wentworth-Douglass Hospital, 5.40%,
                 1/1/07................................      177,094
                                                         -----------
                                                           2,981,679
                                                         -----------
  REVENUE -- HOUSING (8.9%)
      10,000   New Hampshire, HSG AUTH RV, SFM,
                 Residential RV, 6.75%, 7/1/04.........       10,175

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  REVENUE -- HOUSING, CONTINUED
  $   80,000   New Hampshire, HSG AUTH RV, SFM, Series
                 A, 5.25%, 1/1/07......................  $    79,366
     450,000   New Hampshire, HSG AUTH RV, SFM, Series
                 B, 5.6%, 1/1/06.......................      453,394
      95,000   New Hampshire, HSG AUTH RV, SFM, Series
                 B, 5.90%, 1/1/07......................       96,692
      80,000   New Hampshire, HSG AUTH RV, SFM, Series
                 B, 6.00%, 1/1/08......................       79,820
      90,000   New Hampshire, HSG AUTH RV, SFM, Series
                 B, 6.00%, 7/1/08......................       89,787
     125,000   New Hampshire, HSG AUTH RV, SFM, Series
                 SB, 4.85%, 1/1/05.....................      123,113
      90,000   New Hampshire, HSG AUTH RV, SFM, Series
                 SB, 4.95%, 1/1/06.....................       88,178
                                                         -----------
                                                           1,020,525
                                                         -----------
  REVENUE -- INDUSTRIAL (1.4%)
     140,000   Exeter, NH, UTGO Bonds, Sewer
                 Improvements, 6.25%, 1/15/07..........      145,534
      10,000   New Hampshire, IDA Solid Waste Disposal
                 RV, Canal Electric Co. Project, FGIC
                 insured, 7.38%, 12/1/20...............       10,362
                                                         -----------
                                                             155,896
                                                         -----------
  REVENUE -- PUERTO RICO (2.7%)
      45,000   Puerto Rico, Commonwealth, GO Bonds,
                 MBIA-IBC insured, 5.50%, 7/1/08.......       46,919
      40,000   Puerto Rico, Commonwealth, GO Bonds,
                 MBIA insured, 5.75%, 7/1/10...........       42,594
      80,000   Puerto Rico, Industrial Medical &
                 Environmental RV, Abbott Chemicals
                 Inc. Project, 6.50%, 7/1/09...........       81,825
      25,000   Puerto Rico, Infrastructure Financing
                 Authority RV, U/R Balance, Series A,
                 7.75%, 7/1/08.........................       25,198
     110,000   Puerto Rico PFA, Commonwealth
                 Appropriations RV, Series A, AMBAC
                 insured, 5.38%, 6/1/18................      109,613
                                                         -----------
                                                             306,149
                                                         -----------

     FACE                      SECURITY
    AMOUNT                   DESCRIPTION                    VALUE
  ----------   ----------------------------------------  -----------
  REVENUE -- TRANSPORTATION (16.5%)
  $  550,000   New Hampshire State Turnpike System RV,
                 Series A, FGIC insured, 7.00%,
                 11/1/06...............................  $   598,939
   1,175,000   New Hampshire State Turnpike System RV,
                 Series A, FGIC insured, 6.75%,
                 11/1/11...............................    1,293,863
                                                         -----------
                                                           1,892,802
                                                         -----------
  REVENUE -- VIRGIN ISLANDS (1.3%)
      10,000   Virgin Islands, HFA, SFM RV, GNMA
                 Mortgage-Backed, 6.00%, 3/1/07........        9,985
      30,000   Virgin Islands, PFA RV, Series B, 7.25%,
                 10/1/07...............................       30,795
      70,000   Virgin Islands, PFA RV, Sub Lien Fund
                 Loan Notes, Series D, 6.00%,
                 10/1/05...............................       69,727
      30,000   Virgin Islands, Water & Power Authority
                 Electric System RV, 5.25% 7/1/06......       29,613
      10,000   Virgin Islands, Water & Power Authority
                 Electric System RV, 5.25%, 7/1/08.....        9,793
                                                         -----------
                                                             149,913
                                                         -----------
  Total Municipal Bonds
    (cost $11,398,611)                                    11,259,178
                                                         -----------
  SHORT-TERM HOLDINGS (1.7%)
     200,000   New Hampshire, HEHFA, Revenue Muni
                 Demand Notes, FGIC insured, 3.75%,
                 5/16/00 (cost $200,000)++.............      200,000
                                                         -----------
  Total Investments (100.0%)
    (cost $11,598,611)                                   $11,459,178
                                                         ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                       SECURITY
       SHARES                        DESCRIPTION                    VALUE
--------------------   ----------------------------------------  -----------
COMMON STOCK (95.5%)
BASIC MATERIALS (3.2%)
         16,000        Air Products & Chemicals, Inc...........  $   455,000
          4,086        Du Pont (E.I.) de Nemours Co............      216,047
                                                                 -----------
                                                                     671,047
                                                                 -----------
CAPITAL GOODS (7.5%)
         10,000        General Electric Co.....................    1,551,875
                                                                 -----------
COMMUNICATIONS (11.4%)
         15,000        AT&T Corp...............................      843,750
         10,200        SBC Communications, Inc.................      428,400
         20,000        Vodafone Airtouch plc ADR...............    1,111,250
                                                                 -----------
                                                                   2,383,400
                                                                 -----------
CONSUMER CYCLICAL (2.9%)
          9,352        DaimlerChrysler AG......................      611,972
                                                                 -----------
CONSUMER STAPLES (4.8%)
         11,000        PepsiCo, Inc............................      380,188
         15,000        Walt Disney Co..........................      620,625
                                                                 -----------
                                                                   1,000,813
                                                                 -----------
ENERGY (8.9%)
          8,596        Conoco, Inc. - Class B..................      220,273
         12,000        Exxon Mobil Corp........................      933,750
          9,000        Schlumberger Ltd........................      688,500
                                                                 -----------
                                                                   1,842,523
                                                                 -----------
FINANCIAL (24.2%)
         10,000        American International Group, Inc.......    1,095,000
          9,136        Bank of America Corp....................      479,069
            157        Berkshire Hathaway, Inc. -
                         Class B*..............................      285,740

                                       SECURITY
       SHARES                        DESCRIPTION                    VALUE
--------------------   ----------------------------------------  -----------
FINANCIAL, CONTINUED
         10,000        Fannie Mae..............................  $   564,375
         22,500        Fiserv, Inc.*...........................      836,719
         10,000        Merrill Lynch Co., Inc..................    1,050,000
         18,000        Wells Fargo Co..........................      736,875
                                                                 -----------
                                                                   5,047,778
                                                                 -----------
HEALTH CARE (13.1%)
         16,000        Abbott Laboratories.....................      563,000
         14,000        American Home Products Corp.............      750,750
          8,000        Johnson & Johnson.......................      560,500
         13,800        Merck & Co., Inc........................      857,325
                                                                 -----------
                                                                   2,731,575
                                                                 -----------
TECHNOLOGY (19.5%)
          8,000        Automatic Data Processing, Inc..........      386,000
          6,000        Computer Sciences Corp.*................      474,750
          7,500        IBM Corp................................      885,000
         20,000        Oracle Corp.*...........................    1,561,250
         12,000        United Technologies Corp................      758,250
                                                                 -----------
                                                                   4,065,250
                                                                 -----------
Total Common Stock
  (cost $5,015,924)                                               19,906,233
                                                                 -----------
SHORT-TERM HOLDINGS (4.5%)
        938,036        Bankers Trust Investment Money Market
                         Fund, 5.85%, 4/3/00 (cost $938,036)...      938,036
                                                                 -----------
Total Investments (100.0%)
  (cost $5,953,960)                                              $20,844,269
                                                                 ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                       SECURITY
       SHARES                        DESCRIPTION                    VALUE
--------------------   ----------------------------------------  -----------
COMMON STOCK (69.1%)
BASIC MATERIALS (2.3%)
         7,160         Southdown, Inc..........................  $   422,440
                                                                 -----------
CAPITAL GOODS (1.7%)
         9,000         Teleflex, Inc...........................      319,500
                                                                 -----------
COMMUNICATIONS (5.9%)
         7,000         AT&T Corp...............................      393,750
         7,300         SBC Communications, Inc.................      306,600
         6,060         Telefonos de Mexico SA ADR..............      406,020
                                                                 -----------
                                                                   1,106,370
                                                                 -----------
CONSUMER CYCLICAL (6.8%)
        21,000         Banta Corp..............................      385,875
        27,000         Brunswick Corp..........................      511,313
        24,900         Fleetwood Enterprises, Inc..............      367,275
                                                                 -----------
                                                                   1,264,463
                                                                 -----------
CONSUMER STAPLES (5.0%)
         8,000         Bestfoods, Inc..........................      374,500
         4,000         Philip Morris Cos., Inc.................       84,500
        10,605         Safeway, Inc. *.........................      479,876
                                                                 -----------
                                                                     938,876
                                                                 -----------
ENERGY (4.7%)
         4,300         Chevron Corp............................      397,481
        18,200         USX-Marathon Group, Inc.................      474,338
                                                                 -----------
                                                                     871,819
                                                                 -----------
FINANCIAL (13.2%)
        14,000         Associates First Capital Corp...........      300,125
         6,450         Chase Manhattan Corp....................      562,359
         9,000         Citigroup, Inc..........................      533,813
         3,400         FNMA....................................      191,888
         3,950         Merrill Lynch & Co., Inc................      414,750
        29,500         Peoples Heritage Financial Group,
                         Inc...................................      442,500
                                                                 -----------
                                                                   2,445,435
                                                                 -----------
HEALTH CARE (8.3%)
        13,700         Abbott Laboratories.....................      482,069
         3,250         American Home Products Corp.............      174,281
           900         Procter & Gamble Co.....................       50,625
         9,800         Schering-Plough Corp....................      360,150
        20,350         Tenet Healthcare Corp...................      468,050
                                                                 -----------
                                                                   1,535,175
                                                                 -----------
TECHNOLOGY (18.0%)
        14,060         Compaq Computer Corp....................      374,347
         4,000         Computer Sciences Corp. *...............      316,500
         4,000         IBM Corp................................      472,000

                                       SECURITY
       SHARES                        DESCRIPTION                    VALUE
--------------------   ----------------------------------------  -----------
TECHNOLOGY, CONTINUED
         3,700         Intel Corp..............................  $   488,168
         7,700         Litton Industries, Inc. *...............      340,244
         1,000         Lucent Technologies, Inc................       60,750
         7,000         Northrop Grumman Corp...................      370,563
         3,000         Tellabs, Inc. *.........................      188,953
         7,000         United Technologies Corp................      442,313
        11,540         Xerox Corp..............................      300,040
                                                                 -----------
                                                                   3,353,878
                                                                 -----------
UTILITIES (3.2%)
        30,300         Teco Energy, Inc........................      588,956
                                                                 -----------
Total Common Stock
  (cost $11,859,801)                                              12,846,912
                                                                 -----------
     FACE
    AMOUNT
--------------------
CORPORATE BONDS & NOTES (20.7%)
      $200,000         Associates Corp. of North America,
                         6.10%, 1/15/05........................      188,808
       100,000         Avco Financial Services, 7.38%,
                         8/15/01...............................      100,119
       150,000         Bear Stearns Cos., Inc., 6.63%,
                         1/15/04...............................      144,803
       200,000         Boeing Co., 6.35%, 6/15/03..............      193,153
       200,000         Chase Manhattan Corp., 6.25%, 1/15/06...      187,669
       150,000         Crown, Cork, & Seal, 6.75%, 12/15/03....      141,491
       100,000         Crown, Cork, & Seal, 6.75%, 12/15/03....       95,143
       300,000         Diageo Capital plc, 5.63%, 6/24/04......      295,158
       250,000         Dow Chemical Co., 5.97%, 1/15/09........      228,995
       300,000         Goldman Sachs Group, Inc., 6.65%,
                         5/15/09...............................      278,473
       200,000         Ingersoll-Rand Co., 6.58%, 12/5/05......      190,882
       100,000         Lockheed Martin Corp., 6.85%, 5/15/01...       98,710
       200,000         Morgan Stanley Dean Witter & Co., 5.75%,
                         2/15/01...............................      197,735
       200,000         New York Telephone Co., 6.00%,
                         4/15/08...............................      182,413
       177,000         Philip Morris Cos., Inc., 7.63%,
                         5/15/02...............................      172,923
       300,000         Potomac Electric Power Co., 5.63%,
                         10/15/03..............................      283,918

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2000
--------------------------------------------------------------------------------

     FACE                           SECURITY
    AMOUNT                        DESCRIPTION                    VALUE
--------------------   ----------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
      $200,000         Sears Roebuck Acceptance Corp., 6.75%,
                         9/15/05...............................  $   190,509
       300,000         Sony Corp., 6.13%, 3/4/03...............      292,049
       200,000         Wal-Mart Stores, Inc., 6.88%, 8/10/09...      196,672
       200,000         MCI WorldCom, Inc., 6.13%, 8/15/01......      197,523
                                                                 -----------
Total Corporate Bonds & Notes
  (cost $4,068,042)                                                3,857,146
                                                                 -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.2%)
FHLMC (2.1%)
       200,000         Series 1491 GB, 6.90%, 11/15/21.........      193,928
       200,000         Series 1678 C, 6.00%, 8/15/08...........      192,406
                                                                 -----------
                                                                     386,334
                                                                 -----------
FNMA (2.1%)
       400,000         Series 1992-184 C, 7.00%, 10/25/21......      385,808
                                                                 -----------
Total Collateralized Mortgage Obligations
  (cost $798,125)                                                    772,142
                                                                 -----------
GOVERNMENT AGENCY NOTES (1.6%)
       200,000         Federal Farm Credit, 6.25%, 10/30/02....      196,638

     FACE                           SECURITY
    AMOUNT                        DESCRIPTION                    VALUE
--------------------   ----------------------------------------  -----------
GOVERNMENT AGENCY NOTES, CONTINUED
      $100,000         FNMA, 5.63%, 5/14/04....................  $    94,888
                                                                 -----------
Total Government Agency Notes
  (cost $307,173)                                                    291,526
                                                                 -----------
MORTGAGE BACKED SECURITIES (1.8%)
GNMA (1.8%)
        85,855         Pool 394795, 7.50%, 10/15/10............       86,412
       271,880         Pool 457827, 6.00%, 10/15/13............      256,458
                                                                 -----------
Total Mortgage Backed Securities
  (cost $362,779)                                                    342,870
                                                                 -----------
U.S. TREASURY NOTES (1.3%)
       250,000         4.25%, 11/15/03 (cost $244,844).........      233,203
                                                                 -----------
SHORT-TERM HOLDINGS (1.3%)
       249,780         Bankers Trust Investment Money Market
                         Fund, 5.85%, 4/3/00 (cost $249,780)...      249,780
                                                                 -----------
Total Investments (100.0%)
  (cost $17,890,544)                                             $18,593,579
                                                                 ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2000
--------------------------------------------------------------------------------

                                      SECURITY
       SHARES                       DESCRIPTION                    VALUE
--------------------  ----------------------------------------  -----------
COMMON STOCK (97.4%)
BASIC MATERIALS (7.0%)
              12,000  Air Products & Chemicals, Inc...........  $   341,250
              15,000  USX-U.S. Steel Group, Inc...............      375,000
              17,000  Willamette Industries, Inc..............      682,125
                                                                -----------
                                                                  1,398,375
                                                                -----------
CAPITAL GOODS (4.9%)
               5,000  Cooper Cameron Corp. *..................      334,375
               7,000  Teleflex, Inc...........................      248,500
              25,000  Timken Co...............................      406,250
                                                                -----------
                                                                    989,125
                                                                -----------
COMMUNICATIONS (14.4%)
              15,000  AT&T Corp...............................      843,750
               8,000  GTE Corp................................      568,000
              10,000  MCI Worldcom, Inc. *....................      453,125
               6,000  MediaOne Group, Inc. *..................      486,000
               8,000  Telefonos de Mexico SA ADR..............      536,000
                                                                -----------
                                                                  2,886,875
                                                                -----------
CONSUMER CYCLICAL (6.0%)
               3,741  DaimlerChrysler AG......................      244,802
              15,000  Nike, Inc. - Class B....................      594,375
              16,000  TJX Cos., Inc...........................      355,000
                                                                -----------
                                                                  1,194,177
                                                                -----------
CONSUMER STAPLES (7.2%)
              10,000  Bestfoods, Inc..........................      468,125
              30,000  Ruddick Corp............................      328,125
               5,000  Safeway, Inc. *.........................      226,250
              10,000  Walt Disney Co..........................      413,750
                                                                -----------
                                                                  1,436,250
                                                                -----------
ENERGY (8.1%)
               4,000  Chevron Corp............................      369,750
              10,000  ENSCO International, Inc................      361,250
               5,000  Exxon Mobil Corp........................      389,063
              11,000  Phillips Petroleum Co...................      508,750
                                                                -----------
                                                                  1,628,813
                                                                -----------

                                      SECURITY
       SHARES                       DESCRIPTION                    VALUE
--------------------  ----------------------------------------  -----------
FINANCIAL (18.9%)
               7,000  Chase Manhattan Corp....................  $   610,313
              15,000  Citigroup, Inc..........................      889,687
              11,844  FleetBoston Financial Corp..............      432,306
               7,000  Merrill Lynch & Co., Inc................      735,000
              15,000  North Fork Bancorp., Inc................      268,125
              20,000  Peoples Heritage Financial Group,
                        Inc...................................      300,000
              13,330  Wells Fargo Co..........................      545,697
                                                                -----------
                                                                  3,781,128
                                                                -----------
HEALTH CARE (11.8%)
              12,000  Bristol-Myers Squibb Co.................      693,000
               8,000  Merck & Co., Inc........................      497,000
               5,000  Procter & Gamble Co.....................      281,250
              12,000  Schering-Plough Corp....................      441,000
              20,000  Tenet Healthcare Corp...................      460,000
                                                                -----------
                                                                  2,372,250
                                                                -----------
TECHNOLOGY (19.1%)
              25,000  Compaq Computer Corp....................      665,625
               5,000  Hewlett-Packard Co......................      662,813
               9,000  Intel Corp..............................    1,187,437
               8,000  Litton Industries, Inc. *...............      353,500
               6,000  Texas Instruments, Inc..................      960,000
                                                                -----------
                                                                  3,829,375
                                                                -----------
Total Common Stock
   (cost $13,012,305)                                            19,516,368
                                                                -----------
SHORT-TERM HOLDINGS (2.6%)
             515,073  Bankers Trust Investment Money Market
                        Fund, 5.85%, 4/3/00 (cost $515,073)...      515,073
                                                                -----------
Total Investments (100.0%)
   (cost $13,527,378)                                           $20,031,441
                                                                ===========

See Notes to Schedules of Investments and Notes to Financial Statements.
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

++ Certain variable rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate or the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on March 31, 2000.

+ Securities that may be resold to "qualified institutional buyers" under the rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended.

*   Non-income producing securities.

ACA       American Capital Assets
ADR       American Depositary Receipts
AMBAC     American Municipal Bond Assurance Corporation
CBI       Certificate of Bond Insurance
COLL      Collateralized
ETM       Escrowed to Maturity
FGIC      Financial Guaranty Insurance Company
FHA       Federal Housing Authority
FHLMC     Federal Home Loan Mortgage Corporation
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance, Inc.
GNMA      Government National Mortgage Association
GO        General Obligation
HEFA      Higher Education Facilities Authority
HEHFA     Higher Education & Health Facilities Authority
HFA       Housing Finance Authority
HSG AUTH  State Housing Authority
IBC       Insured Bond Certification
IDA       Industrial Development Authority
LO        Limited Obligation
LOC       Letter of Credit
LTGO      Limited Tax General Obligation
MBIA      Municipal Bond Insurance Association
Muni      Municipal
P/R       Prerefunded
PBA       Public Building Authority
PCR       Pollution Control Revenue
PFA       Public Finance Authority
RV        Revenue Bonds
RTC       Resolution Trust Company
SD        School District
SFM       Single Family Mortgage
SRF       State Revolving Loan Fund
U/R       Unrefunded
USG       U.S. Governments
UTGO      Unlimited Tax General Obligation

See Notes to Financial Statements.     23
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000
--------------------------------------------------------------------------------

                                                                                MAINE
                                      INVESTORS     INVESTORS    TAXSAVER     MUNICIPAL
                                      HIGH GRADE      BOND         BOND         BOND
                                      BOND FUND       FUND         FUND         FUND
                                      ---------       ----         ----         ----
ASSETS
    Investments (Note 2):
      Investments, at cost.........  $29,122,907   $53,692,402  $28,625,633  $31,584,494
      Net unrealized appreciation
       (depreciation)..............   (1,174,933)   (3,601,073)    (535,310)     (12,058)
                                     -----------   -----------  -----------  -----------
    Total investments, at value....   27,947,974    50,091,329   28,090,323   31,572,436
    Interest, dividends and other
     receivables...................      474,926       656,373      514,873      640,752
    Receivable for securities
     sold..........................           --            --      700,558           --
    Receivable for fund shares
     sold..........................       10,591         2,474           --           --
    Prepaid assets.................          665         1,258          660          655
    Organization costs, net of
     amortization (Note 2).........        3,056            --           --           --
                                     -----------   -----------  -----------  -----------
Total Assets.......................   28,437,212    50,751,434   29,306,414   32,213,843
                                     -----------   -----------  -----------  -----------
LIABILITIES
    Dividends payable..............      139,834       248,653       88,007       48,959
    Payable for fund shares
     redeemed......................       14,523            55           --      179,555
    Payable to administrator (Note
     3)............................        2,018         6,294        1,446        5,955
    Payable to adviser (Note 3)....        4,843        12,637           --           --
    Accrued expenses and other
     liabilities...................       41,930        52,018       36,534       41,421
                                     -----------   -----------  -----------  -----------
Total Liabilities..................      203,148       319,657      125,987      275,890
                                     -----------   -----------  -----------  -----------
NET ASSETS.........................  $28,234,064   $50,431,777  $29,180,427  $31,937,953
                                     ===========   ===========  ===========  ===========
COMPONENTS OF NET ASSETS
    Paid-in capital................  $29,709,620   $54,735,406  $30,016,501  $32,068,492
    Undistributed (distributions in
     excess of) net investment
     income........................          (27)           --        8,267          (15)
    Unrealized appreciation
     (depreciation) on
     investments...................   (1,174,933)   (3,601,073)    (535,310)     (12,058)
    Accumulated net realized gain
     (loss)........................     (300,596)     (702,556)    (309,031)    (118,466)
                                     -----------   -----------  -----------  -----------
NET ASSETS.........................  $28,234,064   $50,431,777  $29,180,427  $31,937,953
                                     ===========   ===========  ===========  ===========
SHARES OF BENEFICIAL INTEREST......    2,984,835     5,180,202    2,902,211    3,006,812
                                     ===========   ===========  ===========  ===========
NET ASSET VALUE, AND REDEMPTION
 PRICE PER SHARE...................  $      9.46   $      9.74  $     10.05  $     10.62
                                     ===========   ===========  ===========  ===========
OFFERING PRICE PER SHARE
 (NAV  DIVIDED BY (1 - MAXIMUM
 SALES LOAD))......................  $      9.83   $     10.12  $     10.44  $     10.95
                                     ===========   ===========  ===========  ===========
MAXIMUM SALES LOAD.................        3.75%         3.75%        3.75%        3.00%
                                     ===========   ===========  ===========  ===========

See Notes to Financial Statements.     24
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2000
--------------------------------------------------------------------------------

                                          NEW
                                       HAMPSHIRE     INVESTORS     PAYSON       PAYSON
                                         BOND         GROWTH      BALANCED       VALUE
                                         FUND          FUND         FUND         FUND
                                         ----          ----         ----         ----
ASSETS
    Investments (Note 2):
      Investments, at cost.........   $11,598,611   $ 5,953,960  $17,890,544  $13,527,378
      Net unrealized appreciation
       (depreciation)..............      (139,433)   14,890,309      703,035    6,504,063
                                      -----------   -----------  -----------  -----------
    Total investments, at value....    11,459,178    20,844,269   18,593,579   20,031,441
    Cash...........................         3,452            --           --           --
    Interest, dividends and other
     receivables...................       223,593        18,655       95,544       25,289
    Receivable for securities
     sold..........................            --            --      463,162           --
    Receivable for fund shares
     sold..........................            --            --           --           --
    Prepaid assets.................           308           512          430          408
    Organization costs, net of
     amortization (Note 2).........            --         8,263           --           --
                                      -----------   -----------  -----------  -----------
Total Assets.......................    11,686,531    20,871,699   19,152,715   20,057,138
                                      -----------   -----------  -----------  -----------
LIABILITIES
    Dividends payable..............        14,567         4,193       50,208          279
    Payable for fund shares
     redeemed......................            --            --       11,528       18,211
    Payable for securities
     purchased.....................            --            --      447,910           --
    Payable to administrator (Note
     3)............................            --            --        4,105        5,810
    Payable to adviser (Note 3)....            --            --        5,009        9,136
    Accrued expenses and other
     liabilities...................        27,506        44,662       37,731       36,250
                                      -----------   -----------  -----------  -----------
Total Liabilities..................        42,073        48,855      556,491       69,686
                                      -----------   -----------  -----------  -----------
NET ASSETS.........................   $11,644,458   $20,822,844  $18,596,224  $19,987,452
                                      ===========   ===========  ===========  ===========
COMPONENTS OF NET ASSETS
    Paid-in capital................   $11,882,875   $ 3,204,773  $18,062,070  $12,107,659
    Undistributed (distributions in
     excess of) net investment
     income........................           489           940      (31,502)         (54)
    Unrealized appreciation
     (depreciation) on
     investments...................      (139,433)   14,890,309      703,035    6,504,063
    Accumulated net realized gain
     (loss)........................       (99,473)    2,726,822     (137,379)   1,375,784
                                      -----------   -----------  -----------  -----------
NET ASSETS.........................   $11,644,458   $20,822,844  $18,596,224  $19,987,452
                                      ===========   ===========  ===========  ===========
SHARES OF BENEFICIAL INTEREST......     1,127,452     1,800,028    1,497,205      914,296
                                      ===========   ===========  ===========  ===========
NET ASSET VALUE, AND REDEMPTION
 PRICE PER SHARE...................   $     10.33   $     11.57  $     12.42  $     21.86
                                      ===========   ===========  ===========  ===========
OFFERING PRICE PER SHARE
 (NAV  DIVIDED BY (1 - MAXIMUM
 SALES LOAD))......................   $     10.65   $     12.05  $     12.94  $     22.77
                                      ===========   ===========  ===========  ===========
MAXIMUM SALES LOAD.................         3.00%         4.00%        4.00%        4.00%
                                      ===========   ===========  ===========  ===========

See Notes to Financial Statements.     25
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2000
--------------------------------------------------------------------------------

                            INVESTORS                                MAINE
                           HIGH GRADE    INVESTORS    TAXSAVER     MUNICIPAL
                              BOND         BOND         BOND         BOND
                              FUND         FUND         FUND         FUND
                              ----         ----         ----         ----
INVESTMENT INCOME
    Interest income......  $2,127,096   $4,407,479   $ 1,728,220  $ 1,658,522
    Dividend income......          --      243,735            --           --
                           -----------  -----------  -----------  -----------
Total Investment
  Income.................   2,127,096    4,651,214     1,728,220    1,658,522
                           -----------  -----------  -----------  -----------
EXPENSES
    Investment advisory
     (Note 3)............     132,059      244,646       130,990      129,914
    Administrator (Note
     3)..................      66,029      122,323        65,495       64,957
    Transfer agency (Note
     3)..................      94,997      166,468        94,872      107,465
    Custody..............       8,591       12,323         8,824       10,114
    Accounting (Note
     3)..................      38,200       38,200        38,200       50,200
    Audit................      14,900       18,000        16,000       15,500
    Legal................       3,443        6,928         3,426        9,527
    Filing...............       2,293        3,484         3,048        4,561
    Trustees.............       2,616        4,957         2,618        2,485
    Amortization of
     organization costs
     (Note 2)............       1,031           --            --           --
    Pricing..............       2,555        4,500         4,846       15,134
    Reporting............       4,987       12,266         6,938        8,443
    Miscellaneous........       4,983        7,889         4,498        7,779
                           -----------  -----------  -----------  -----------
Total Expenses...........     376,684      641,984       379,755      426,079
    Fees waived (Note
     4)..................    (144,909)    (212,582)     (182,705)    (230,659)
                           -----------  -----------  -----------  -----------
Net Expenses.............     231,775      429,402       197,050      195,420
                           -----------  -----------  -----------  -----------
NET INVESTMENT INCOME....   1,895,321    4,221,812     1,531,170    1,463,102
                           -----------  -----------  -----------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
    Net realized loss on
     investments.........    (300,596)    (702,555)     (309,031)    (117,360)
    Net change in
     unrealized
     depreciation on
     investments.........  (1,314,931)  (3,147,442)   (1,523,558)  (1,219,370)
                           -----------  -----------  -----------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........  (1,615,527)  (3,849,997)   (1,832,589)  (1,336,730)
                           -----------  -----------  -----------  -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $  279,794   $  371,815   $  (301,419) $   126,372
                           ===========  ===========  ===========  ===========

See Notes to Financial Statements.     26
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED MARCH 31, 2000
--------------------------------------------------------------------------------

                                     NEW
                                  HAMPSHIRE      INVESTORS        PAYSON        PAYSON
                                    BOND           GROWTH        BALANCED       VALUE
                                    FUND            FUND           FUND          FUND
                                    ----            ----           ----          ----
INVESTMENT INCOME
    Interest income...........    $ 737,990     $    43,938      $411,482     $   26,064
    Dividend income...........           --         333,345       284,401        300,057
                                  ---------     -----------      --------     ----------
Total Investment Income.......      737,990         377,283       695,883        326,121
                                  ---------     -----------      --------     ----------
EXPENSES
    Investment advisory (Note
     3).......................       58,328         163,737       130,187        156,197
    Administrator (Note 3)....       29,165          50,381        43,396         39,049
    Transfer agency (note
     3).......................       52,613          75,356        72,529         68,204
    Custody...................        6,463           7,506         9,118          7,020
    Accounting (Note 3).......       38,200          38,200        39,200         38,200
    Audit.....................       14,500          15,000        12,400         12,400
    Legal.....................        5,135           3,368         2,267          1,919
    Filing....................        4,171           2,325         7,443          5,770
    Trustees..................        1,150           2,082         1,721          1,482
    Amortization of
     organization costs (Note
     2).......................           --           3,035            --             --
    Pricing...................        9,305           2,022         3,881          2,113
    Reporting.................        9,208           8,274         4,278          4,817
    Miscellaneous.............        3,161           3,171         3,840          4,032
                                  ---------     -----------      --------     ----------
Total Expenses................      231,399         374,457       330,260        341,203
    Fees waived (Note 4)......     (143,659)        (96,714)      (80,102)       (57,561)
                                  ---------     -----------      --------     ----------
Net Expenses..................       87,740         277,743       250,158        283,642
                                  ---------     -----------      --------     ----------
NET INVESTMENT INCOME.........      650,250          99,540       445,725         42,479
                                  ---------     -----------      --------     ----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss)
     on investments...........      (94,841)      3,086,739       (32,807)     1,413,947
    Net change in unrealized
     appreciation
     (depreciation) on
     investments..............     (607,259)     (1,805,745)      447,875      1,573,965
                                  ---------     -----------      --------     ----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS..     (702,100)      1,280,994       415,068      2,987,912
                                  ---------     -----------      --------     ----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................    $ (51,850)    $ 1,380,534      $860,793     $3,030,391
                                  =========     ===========      ========     ==========

See Notes to Financial Statements.     27
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 1999 AND 2000
--------------------------------------------------------------------------------

                                                        INVESTORS HIGH             INVESTORS BOND              TAXSAVER BOND
                                                        GRADE BOND FUND                 FUND                       FUND
                                                    -----------------------   -------------------------   -----------------------
                                                       AMOUNT       SHARES       AMOUNT        SHARES        AMOUNT       SHARES
                                                       ------       ------       ------        ------        ------       ------
NET ASSETS--MARCH 31, 1998........................  $34,036,897               $85,598,031                 $39,203,307
--------------------------                          -----------               -----------                 -----------
OPERATIONS
  Net investment income...........................    1,994,678                 5,188,728                   1,766,191
  Net realized gain on investments................      435,100                   432,794                     344,151
  Net change in unrealized depreciation on
   investments....................................     (355,589)               (1,925,913)                   (212,501)
                                                    -----------               -----------                 -----------
Net increase in net assets resulting from
  operations......................................    2,074,189                 3,695,609                   1,897,841
                                                    -----------               -----------                 -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................   (1,994,678)               (5,188,728)                 (1,766,191)
  Net realized gain on investments................     (241,976)                 (345,772)                   (670,152)
                                                    -----------               -----------                 -----------
Total distributions to shareholders...............   (2,236,654)               (5,534,500)                 (2,436,343)
                                                    -----------               -----------                 -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares..................................    4,773,805     474,584    10,233,451       968,455     6,929,842     643,641
  Reinvestment of distributions...................        7,098         705     1,009,827        95,802       955,881      88,946
  Redemption of shares............................   (2,901,626)   (288,074)  (24,556,881)   (2,334,616)   (9,103,349)   (847,842)
                                                    -----------    --------   -----------    ----------   -----------    --------
Net increase (decrease) in capital transactions...    1,879,277     187,215   (13,313,603)   (1,270,359)   (1,217,626)   (115,255)
                                                    -----------    ========   -----------    ==========   -----------    ========
Net increase (decrease) in net assets.............    1,716,812               (15,152,494)                 (1,756,128)
                                                    -----------               -----------                 -----------
NET ASSETS--MARCH 31, 1999
--------------------------
  (Including line (a))............................   35,753,709                70,445,537                  37,447,179
                                                    -----------               -----------                 -----------
OPERATIONS
  Net investment income...........................    1,895,321                 4,221,812                   1,531,170
  Net realized loss on investments................     (300,596)                 (702,555)                   (309,031)
  Net change in unrealized depreciation on
   investments....................................   (1,314,931)               (3,147,442)                 (1,523,558)
                                                    -----------               -----------                 -----------
Net increase (decrease) in net assets resulting
  from operations.................................      279,794                   371,815                    (301,419)
                                                    -----------               -----------                 -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income...........................   (1,895,321)               (4,221,812)                 (1,531,170)
  In excess of net investment income..............          (27)                       --                          --
  Net realized gain on investments................     (106,552)                       --                          --
                                                    -----------               -----------                 -----------
Total distribution to shareholders................   (2,001,900)               (4,221,812)                 (1,531,170)
                                                    -----------               -----------                 -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares..................................    1,907,929     198,970     5,765,203       577,148     2,798,493     273,055
  Reinvestment of distributions...................      126,642      13,422       616,156        62,388       448,541      44,049
  Redemption of shares............................   (7,832,110)   (830,502)  (22,545,122)   (2,286,593)   (9,681,197)   (944,871)
                                                    -----------    --------   -----------    ----------   -----------    --------
Net decrease in capital transactions..............   (5,797,539)   (618,110)  (16,163,763)   (1,647,057)   (6,434,163)   (627,767)
                                                    -----------    ========   -----------    ==========   -----------    ========
Net decrease in net assets........................   (7,519,645)              (20,013,760)                 (8,266,752)
                                                    -----------               -----------                 -----------
NET ASSETS--MARCH 31, 2000
--------------------------
  (Including line (b))............................  $28,234,064               $50,431,777                 $29,180,427
                                                    ===========               ===========                 ===========
  (a) Accumulated undistributed net investment
      income March 31, 1999.......................  $        --               $        --                 $     8,267
                                                    ===========               ===========                 ===========
  (b) Accumulated undistributed (distributions in
      excess of) net investment income, March 31,
      2000........................................  $       (27)              $        --                 $     8,267
                                                    ===========               ===========                 ===========

See Notes to Financial Statements.     28
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 1999 AND 2000
--------------------------------------------------------------------------------

                                                          MAINE MUNICIPAL            NEW HAMPSHIRE               INVESTORS
                                                             BOND FUND                 BOND FUND                GROWTH FUND
                                                      -----------------------   -----------------------   -----------------------
                                                         AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES
                                                         ------       ------       ------       ------       ------       ------
NET ASSETS--MARCH 31, 1998..........................  $28,196,053               $12,907,927               $33,898,938
--------------------------                            -----------               -----------               -----------
OPERATIONS
  Net investment income.............................    1,324,765                   609,591                   162,580
  Net realized gain on investments..................      131,277                    66,571                 2,117,054
  Net change in unrealized appreciation
   (depreciation) on investments....................       43,413                    78,878                  (611,134)
                                                      -----------               -----------               -----------
Net increase in net assets resulting from
  operations........................................    1,499,455                   755,040                 1,668,500
                                                      -----------               -----------               -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.............................   (1,324,765)                 (609,591)                 (250,935)
  Net realized gain on investments..................     (139,593)                  (80,795)                 (958,130)
                                                      -----------               -----------               -----------
Total distributions to shareholders.................   (1,464,358)                 (690,386)               (1,209,065)
                                                      -----------               -----------               -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares....................................    8,330,979     749,695     3,245,202     299,466     3,186,657     288,754
  Reinvestment of distributions.....................    1,110,210      99,752       655,830      60,443       957,833      90,618
  Redemption of shares..............................   (5,013,093)   (451,679)   (1,646,399)   (151,894)   (9,396,270)   (857,993)
                                                      -----------    --------   -----------    --------   -----------    --------
Net increase (decrease) in capital transactions.....    4,428,096     397,768     2,254,633     208,015    (5,251,780)   (478,621)
                                                      -----------    ========   -----------    ========   -----------    ========
Net increase (decrease) in net assets...............    4,463,193                 2,319,287                (4,792,345)
                                                      -----------               -----------               -----------
NET ASSETS--MARCH 31, 1999
--------------------------
  (Including line (a))..............................   32,659,246                15,227,214                29,106,593
                                                      -----------               -----------               -----------
OPERATIONS
  Net investment income.............................    1,463,102                   650,250                    99,540
  Net realized gain (loss) on investments...........     (117,360)                  (94,841)                3,086,739
  Net change in unrealized depreciation on
   investments......................................   (1,219,370)                 (607,259)               (1,805,745)
                                                      -----------               -----------               -----------
Net increase (decrease) in net assets resulting from
  operations........................................      126,372                   (51,850)                1,380,534
                                                      -----------               -----------               -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.............................   (1,463,102)                 (650,250)                  (98,707)
  In excess of net investment income................          (15)                       --                        --
  Net realized gain on investments..................      (21,390)                       --                (1,518,841)
  In excess of gain on investments..................       (1,121)                   (2,495)                       --
                                                      -----------               -----------               -----------
Total distribution to shareholders..................   (1,485,628)                 (652,745)               (1,617,548)
                                                      -----------               -----------               -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares....................................    6,499,166     589,162     2,026,085     193,804        92,402       8,052
  Reinvestment of distributions.....................      904,112      84,641       468,920      45,012     1,512,596     138,136
  Redemption of shares..............................   (6,765,315)   (617,405)   (5,373,166)   (521,842)   (9,651,733)   (854,576)
                                                      -----------    --------   -----------    --------   -----------    --------
Net increase (decrease) in capital transactions.....      637,963      56,398    (2,878,161)   (283,026)   (8,046,735)   (708,388)
                                                      -----------    ========   -----------    ========   -----------    ========
Net decrease in net assets..........................     (721,293)               (3,582,756)               (8,283,749)
                                                      -----------               -----------               -----------
NET ASSETS--MARCH 31, 2000
--------------------------
  (Including line (b))..............................  $31,937,953               $11,644,458               $20,822,844
                                                      ===========               ===========               ===========
  (a) Accumulated undistributed net investment
     income March 31, 1999..........................  $        --               $       489               $       107
                                                      ===========               ===========               ===========
  (b) Accumulated undistributed (distributions in
     excess of) net investment income, March 31,
     2000...........................................  $       (15)              $       489               $       940
                                                      ===========               ===========               ===========

See Notes to Financial Statements.     29
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FOR THE YEARS ENDED MARCH 31, 1999 AND 2000
--------------------------------------------------------------------------------

                                                                  PAYSON BALANCED            PAYSON VALUE
                                                                       FUND                      FUND
                                                              -----------------------   -----------------------
                                                                 AMOUNT       SHARES       AMOUNT       SHARES
                                                                 ------       ------       ------       ------
NET ASSETS--MARCH 31, 1998..................................  $24,439,835               $19,918,357
--------------------------                                    -----------    --------                  --------
OPERATIONS
  Net investment income.....................................      483,773                    64,364
  Net realized gain on investments..........................      518,177                   781,466
  Net change in unrealized depreciation on investments......   (2,942,947)               (1,860,529)
                                                              -----------               -----------
Net decrease in net assets resulting from operations........   (1,940,997)               (1,014,699)
                                                              -----------               -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (479,543)                  (48,604)
  Net realized gain on investments..........................   (1,489,464)               (1,152,328)
                                                              -----------               -----------
Total distributions to shareholders.........................   (1,969,007)               (1,200,932)
                                                              -----------               -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................    4,382,937     336,775     3,053,741     155,011
  Reinvestment of distributions.............................    1,354,224     109,002       721,359      40,271
  Redemption of shares......................................   (3,077,919)   (241,118)   (3,224,470)   (168,743)
                                                              -----------    --------   -----------    --------
Net increase in capital transactions........................    2,659,242     204,659       550,630      26,539
                                                              -----------    ========   -----------    ========
Net decrease in net assets..................................   (1,250,762)               (1,665,001)
                                                              -----------               -----------
NET ASSETS--MARCH 31, 1999
--------------------------
  (Including line (a))......................................   23,189,073                18,253,356
                                                              -----------               -----------
OPERATIONS
  Net investment income.....................................      445,725                    42,479
  Net realized gain (loss) on investments...................      (32,807)                1,413,947
  Net change in unrealized appreciation on investments......      447,875                 1,573,965
                                                              -----------               -----------
Net increase in net assets resulting from operations........      860,793                 3,030,391
                                                              -----------               -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income.....................................     (445,725)                  (42,479)
  In excess of net investment income........................      (31,081)                      (54)
  Net realized gain on investments..........................     (416,450)                 (611,758)
  In excess of gain on investments..........................     (104,993)                       --
                                                              -----------               -----------
Total distribution to shareholders..........................     (998,249)                 (654,291)
                                                              -----------               -----------
CAPITAL SHARE TRANSACTIONS
  Sale of shares............................................      688,127      54,532     1,916,172      94,055
  Reinvestment of distributions.............................      688,608      56,763       402,187      20,141
  Redemption of shares......................................   (5,832,128)   (471,568)   (2,960,363)   (145,485)
                                                              -----------    --------   -----------    --------
Net decrease in capital transactions........................   (4,455,393)   (360,273)     (642,004)    (31,289)
                                                              -----------    ========   -----------    ========
Net increase (decrease) in net assets.......................   (4,592,849)                1,734,096
                                                              -----------               -----------
NET ASSETS--MARCH 31, 2000
--------------------------
  (Including line (b))......................................  $18,596,224               $19,987,452
                                                              ===========               ===========
  (a) Accumulated undistributed net investment income, March
     31, 1999...............................................  $        --               $        --
                                                              ===========               ===========
  (b) Accumulated distributions in excess of net investment
     income, March 31, 2000.................................  $   (31,502)              $       (54)
                                                              ===========               ===========

See Notes to Financial Statements.     30
                                               FORUM FUNDS-Registered Trademark-

                 (This page has been left blank intentionally.)

                                       31      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                               NET REALIZED                            ENDING
                                         BEGINNING                 AND       DIVIDENDS  DISTRIBUTIONS    NET
                                         NET ASSET    NET       UNREALIZED    FROM NET    FROM NET      ASSET
                                         VALUE PER INVESTMENT GAIN (LOSS) ON INVESTMENT  INVESTMENT   VALUE PER
                                           SHARE     INCOME    INVESTMENTS     INCOME       GAINS       SHARE
                                           -----     ------    -----------     ------       -----       -----
 INVESTORS HIGH GRADE BOND FUND
---------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........  $ 9.92     $0.55        $(0.43)      $(0.55)     $(0.03)     $ 9.46
April 1, 1998 to March 31, 1999.........    9.96      0.57          0.03        (0.57)      (0.07)       9.92
March 16, 1998(a) to March 31, 1998.....   10.00      0.02         (0.04)       (0.02)         --        9.96

 INVESTORS BOND FUND
---------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   10.32      0.68         (0.58)       (0.68)         --        9.74
April 1, 1998 to March 31, 1999.........   10.57      0.67         (0.21)       (0.67)      (0.04)      10.32
April 1, 1997 to March 31, 1998.........   10.19      0.71          0.38        (0.71)         --       10.57
April 1, 1996 to March 31, 1997.........   10.21      0.71            --        (0.71)      (0.02)      10.19
April 1, 1995 to March 31, 1996.........   10.00      0.74          0.21        (0.74)         --       10.21

 TAXSAVER BOND FUND
---------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   10.61      0.48         (0.56)       (0.48)         --       10.05
April 1, 1998 to March 31, 1999.........   10.75      0.48          0.04        (0.48)      (0.18)      10.61
April 1, 1997 to March 31, 1998.........   10.49      0.53          0.27        (0.53)      (0.01)      10.75
April 1, 1996 to March 31, 1997.........   10.57      0.56         (0.03)       (0.56)      (0.05)      10.49
April 1, 1995 to March 31, 1996.........   10.39      0.57          0.18        (0.57)         --       10.57

 MAINE MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   11.07      0.48         (0.44)       (0.48)      (0.01)      10.62
April 1, 1998 to March 31, 1999.........   11.05      0.49          0.07        (0.49)      (0.05)      11.07
April 1, 1997 to March 31, 1998.........   10.73      0.51          0.33        (0.51)      (0.01)      11.05
April 1, 1996 to March 31, 1997.........   10.72      0.51          0.01        (0.51)         --       10.73
April 1, 1995 to March 31, 1996.........   10.47      0.51          0.25        (0.51)         --       10.72

(a)  Commencement of operations.
(b)  Total return calculations do not include sales charges.
(c)  Annualized.
(d)  The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).

See Notes to Financial Statements.     32
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          RATIOS TO AVERAGE NET ASSETS
                                                      NET ASSETS AT   -------------------------------------  PORTFOLIO
                                            TOTAL     END OF PERIOD   NET INVESTMENT    NET        GROSS     TURNOVER
                                          RETURN(B)  (000'S OMITTED)      INCOME      EXPENSES  EXPENSES(D)    RATE
                                          ---------  ---------------      ------      --------  -----------    ----
 INVESTORS HIGH GRADE BOND FUND
----------------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   1.35%        $ 28,234          5.74%       0.70%        1.14%          13%
April 1, 1998 to March 31, 1999.........   6.12%          35,754          5.68%       0.70%        1.12%         173%
March 16, 1998(a) to March 31, 1998.....  (0.16%)         34,037          5.56%(c)    0.70%(c)     3.00%(c)        0%

 INVESTORS BOND FUND
----------------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   1.13%          50,432          6.90%       0.70%        1.05%          34%
April 1, 1998 to March 31, 1999.........   4.45%          70,446          6.33%       0.70%        1.02%          98%
April 1, 1997 to March 31, 1998.........  10.98%          85,598          6.52%       0.70%        1.22%         117%
April 1, 1996 to March 31, 1997.........   7.18%          22,190          6.94%       0.70%        1.45%          79%
April 1, 1995 to March 31, 1996.........   9.84%          25,676          7.29%       0.43%        1.36%          43%

 TAXSAVER BOND FUND
----------------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........  (0.74%)         29,180          4.68%       0.60%        1.16%          25%
April 1, 1998 to March 31, 1999.........   4.95%          37,447          4.48%       0.60%        1.11%          62%
April 1, 1997 to March 31, 1998.........   7.75%          39,203          4.95%       0.60%        1.36%          93%
April 1, 1996 to March 31, 1997.........   5.15%          17,757          5.28%       0.60%        1.53%          34%
April 1, 1995 to March 31, 1996.........   7.36%          17,915          5.35%       0.60%        1.48%          62%

 MAINE MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   0.43%          31,938          4.50%       0.60%        1.31%          23%
April 1, 1998 to March 31, 1999.........   5.19%          32,659          4.42%       0.60%        1.32%          29%
April 1, 1997 to March 31, 1998.........   7.94%          28,196          4.65%       0.60%        1.48%          16%
April 1, 1996 to March 31, 1997.........   4.98%          25,827          4.77%       0.60%        1.56%          21%
April 1, 1995 to March 31, 1996.........   7.34%          26,044          4.73%       0.60%        1.48%          34%

See Notes to Financial Statements.     33
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout each period.

                                                               NET REALIZED                            ENDING
                                         BEGINNING                 AND       DIVIDENDS  DISTRIBUTIONS    NET
                                         NET ASSET    NET       UNREALIZED    FROM NET    FROM NET      ASSET
                                         VALUE PER INVESTMENT GAIN (LOSS) ON INVESTMENT  INVESTMENT   VALUE PER
                                           SHARE     INCOME    INVESTMENTS     INCOME       GAINS       SHARE
                                           -----     ------    -----------     ------       -----       -----
 NEW HAMPSHIRE BOND FUND
---------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........  $10.80     $0.47        $(0.47)      $(0.47)     $   -- (e)  $10.33
April 1, 1998 to March 31, 1999.........   10.73      0.46          0.13        (0.46)      (0.06)      10.80
April 1, 1997 to March 31, 1998.........   10.31      0.47          0.43        (0.48)         --       10.73
April 1, 1996 to March 31, 1997.........   10.33      0.48         (0.02)       (0.48)         --       10.31
April 1, 1995 to March 31, 1996.........   10.08      0.48          0.25        (0.48)         --       10.33

 INVESTORS GROWTH FUND
---------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   11.60      0.04          0.67        (0.04)      (0.70)      11.57
April 1, 1998 to March 31, 1999.........   11.35      0.06          0.61        (0.09)      (0.33)      11.60
December 12, 1997(a) to March 31,
 1998...................................   10.00      0.03          1.32           --          --       11.35

 PAYSON BALANCED FUND
---------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   12.48      0.27          0.27        (0.27)      (0.33)      12.42
April 1, 1998 to March 31, 1999.........   14.79      0.28         (1.51)       (0.28)      (0.80)      12.48
April 1, 1997 to March 31, 1998.........   13.20      0.37          3.52        (0.37)      (1.93)      14.79
April 1, 1996 to March 31, 1997.........   13.70      0.42          0.84        (0.42)      (1.34)      13.20
April 1, 1995 to March 31, 1996.........   11.90      0.43          2.12        (0.43)      (0.32)      13.70

 PAYSON VALUE FUND
---------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   19.30      0.06          3.19        (0.06)      (0.63)      21.86
April 1, 1998 to March 31, 1999.........   21.67      0.07         (1.16)       (0.07)      (1.21)      19.30
April 1, 1997 to March 31, 1998.........   16.10      0.12          6.93        (0.12)      (1.36)      21.67
April 1, 1996 to March 31, 1997.........   15.99      0.21          1.80        (0.20)      (1.70)      16.10
April 1, 1995 to March 31, 1996.........   12.71      0.21          3.29        (0.21)      (0.01)      15.99

(a)  Commencement of operations.
(b)  Total return calculations do not include sales charges.
(c)  Annualized.
(d)  The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any waivers and/or reimbursements (Note 4).
(e)  Less than $0.01 per share.

See Notes to Financial Statements.     34
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          RATIOS TO AVERAGE NET ASSETS
                                                      NET ASSETS AT   -------------------------------------  PORTFOLIO
                                            TOTAL     END OF PERIOD   NET INVESTMENT    NET        GROSS     TURNOVER
                                          RETURN(B)  (000'S OMITTED)      INCOME      EXPENSES  EXPENSES(D)    RATE
                                          ---------  ---------------      ------      --------  -----------    ----
 NEW HAMPSHIRE BOND FUND
----------------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........  $0.03%        $ 11,644          4.46%       0.60%        1.59%          19%
April 1, 1998 to March 31, 1999.........   5.61%          15,227          4.28%       0.60%        1.53%          42%
April 1, 1997 to March 31, 1998.........   8.84%          12,908          4.45%       0.60%        1.81%          23%
April 1, 1996 to March 31, 1997.........   4.56%           8,691          4.65%       0.60%        2.22%          53%
April 1, 1995 to March 31, 1996.........   7.36%           6,903          4.65%       0.60%        2.26%          34%

 INVESTORS GROWTH FUND
----------------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   6.54%          20,823          0.40%       1.10%        1.49%           0%
April 1, 1998 to March 31, 1999.........   6.25%          29,107          0.51%       1.10%        1.44%          27%
December 12, 1997(a) to March 31,
1998....................................  13.50%          33,899          0.96%(c)    1.10%(c)     1.56%(c)        0%

 PAYSON BALANCED FUND
----------------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........   4.53%          18,596          2.05%       1.15%        1.52%          54%
April 1, 1998 to March 31, 1999.........  (8.20%)         23,189          2.07%       1.15%        1.49%         100%
April 1, 1997 to March 31, 1998.........  31.27%          24,440          2.58%       1.15%        1.57%          66%
April 1, 1996 to March 31, 1997.........   9.42%          18,163          3.07%       1.15%        1.67%          53%
April 1, 1995 to March 31, 1996.........  21.70%          17,455          3.25%       1.15%        1.70%          62%

 PAYSON VALUE FUND
----------------------------------------------------------------------------------------------------------------------
April 1, 1999 to March 31, 2000.........  17.20%          19,987          0.22%       1.45%        1.75%          20%
April 1, 1998 to March 31, 1999.........  (4.57%)         18,253          0.35%       1.45%        1.75%          41%
April 1, 1997 to March 31, 1998.........  45.28%          19,918          0.62%       1.45%        1.87%          39%
April 1, 1996 to March 31, 1997.........  13.01%          13,109          1.30%       1.45%        2.07%          24%
April 1, 1995 to March 31, 1996.........  27.77%          10,319          1.47%       1.45%        2.16%          53%

See Notes to Financial Statements.     35
                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Forum Funds-Registered Trademark- (the "Trust") is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has nineteen active investment portfolios. Included in this report are Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Investors Growth Fund, Payson Balanced Fund and Payson Value Fund (individually, a "Fund" and, collectively, the "Funds"). Each of Investors High Grade Bond Fund, Investors Growth Fund, Payson Balanced Fund and Payson Value Fund is a diversified series of the trust. All other funds included in the report are non-diversified. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund's shares of beneficial interest without par value. Each Fund commenced operations on the dates indicated as follows:

       Investors High Grade Bond Fund               March 16, 1998
       Investors Bond Fund                          October 2, 1989
       TaxSaver Bond Fund                           October 2, 1989
       Maine Municipal Bond Fund                    December 5, 1991
       New Hampshire Bond Fund                      December 31, 1992
       Investors Growth Fund                        December 12, 1997
       Payson Balanced Fund                         November 25, 1991
       Payson Value Fund                            July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION-On each Fund business day, the Trust determines the net asset value per share of the Fund as of the close of regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily available, are valued using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

                                       36      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2000
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly and Investors Growth Fund, for which dividends are declared and paid annually. Net capital gains, if any, are declared and paid to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by the Fund.

ORGANIZATION COSTS-Costs incurred by Investors High Grade Bond Fund and Investors Growth Fund in connection with their organization are amortized using the straight-line method over a five year period.

FEDERAL TAXES-Each Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser for each of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from each of Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund at an annual rate of 0.40% of each Fund's average daily net assets and 0.65% of the average daily net assets from Investors Growth Fund. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

ADMINISTRATOR-The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.20% of the average daily net assets of each Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT-The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives from each fund an annual fee of $12,000, 0.25% of the average daily net assets of the Fund, plus certain shareholder account fees.

                                       37      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2000
--------------------------------------------------------------------------------

DISTRIBUTOR-Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the distributor of each Fund's shares. FFS receives and may reallow to certain institutions the sales charge paid on purchases of the Funds' shares. Prior to August 1, 1999, Forum Financial Services, Inc. provided distribution services to each Fund for the same compensation as FFS.

For the year ended March 31, 2000, FFS reallowed $963, $147,723, $35,132, $9 and $1,637 in commissions to certain financial institutions regarding purchases of TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund and Payson Value Fund, respectively. FFS retained net commissions of $145, $18,335, $9,085, $1 and $220 from purchases of TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund and Payson Value Fund, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") provides fund accounting services to each Fund. For its services FAcS receives an annual fee of $36,000 per Fund, plus certain amounts based upon the asset level of a Fund, as well as the number and types of portfolio transactions made by a Fund.

NOTE 4. WAIVER OF FEES
Certain service providers of each Fund have voluntarily undertaken to waive a portion of their fees so that total expenses of each Fund would not exceed certain limitations. Fee waivers may be reduced or eliminated at any time. For the year ended March 31, 2000, fees waived were as follows:

                                                            FEES WAIVED
                                       -----------------------------------------------------
                                        FORUM                                                  TOTAL FEES
                                       ADVISORS    PAYSON       FSS        FACS       FADS       WAIVED
                                       --------    ------       ---        ----       ----     -----------
Investors High Grade Bond Fund.......  $44,542    $    --    $ 49,385    $    --    $50,982      $144,909
Investors Bond Fund..................   18,811         --     101,651         --     92,120       212,582
TaxSaver Bond Fund...................   55,793         --      65,100      9,000     52,812       182,705
Maine Municipal Bond Fund............   46,346         --      99,977     36,000     48,336       230,659
New Hampshire Bond Fund..............   39,223         --      48,271     27,000     29,165       143,659
Investors Growth Fund................   45,005         --       6,788         --     44,921        96,714
Payson Balanced Fund.................       --     52,726          --         --     27,376        80,102
Payson Value Fund....................       --     46,254          --         --     11,307        57,561

                                       38      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2000
--------------------------------------------------------------------------------

NOTE 5. SECURITY TRANSACTIONS
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, for the year ended March 31, 2000, were as follows:

                                            COST OF     PROCEEDS FROM SALES
                                           PURCHASES      AND MATURITIES
                                           (EXCLUDING       (EXCLUDING       COST OF GOV'T  PROCEEDS OF
                                           GOVERNMENT       GOVERNMENT        OBLIGATIONS      GOV'T
                                          OBLIGATIONS)     OBLIGATIONS)        PURCHASES       SALES
                                          ------------  -------------------  -------------  ------------
Investors High Grade Bond Fund..........  $ 3,965,220       $ 5,991,990        $  139,920    $2,903,846
Investors Bond Fund.....................   18,616,358        31,942,744         2,033,992     3,052,636
TaxSaver Bond Fund......................    7,999,129        14,616,910                --            --
Maine Municipal Bond Fund...............    8,516,813         7,154,545                --            --
New Hampshire Bond Fund.................    2,760,593         5,460,780                --            --
Investors Growth Fund...................           --        10,605,885                --            --
Payson Balanced Fund....................   11,123,584        15,249,330           290,019       193,346
Payson Value Fund.......................    3,753,642         5,102,218                --            --

For federal income tax purposes, the tax basis of investment securities owned as of March 31, 2000, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value, and the capital loss carryovers (which expire in March 2008) were as follows:

                                                                         NET UNREALIZED      CAPITAL
                                            UNREALIZED    UNREALIZED      APPRECIATION         LOSS
                               TAX COST    APPRECIATION  DEPRECIATION    (DEPRECIATION)     CARRYOVERS
                               --------    ------------  ------------    --------------    ------------
Investors High Grade Bond
 Fund.......................  $29,122,907  $   140,484    $1,315,417       $(1,174,933)    $    83,619
Investors Bond Fund.........   53,708,293       57,357     3,674,321        (3,616,964)        385,496
TaxSaver Bond Fund..........   28,626,862      264,546       801,085          (536,539)        275,067
Maine Municipal Bond Fund...   31,612,655      415,862       456,081           (40,219)         55,812
New Hampshire Bond Fund.....   11,601,371       88,211       230,404          (142,193)         14,375
Investors Growth Fund.......    5,953,960   14,890,309            --        14,890,309              --
Payson Balanced Fund........   17,907,343    2,166,906     1,480,670           686,236              --
Payson Value Fund...........   13,527,378    7,336,148       832,085         6,504,063              --

NOTE 6. CONCENTRATION OF RISK
The Maine Municipal Bond Fund and New Hampshire Bond Fund invest substantially all their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by Maine and Hew Hampshire economic or political developments.

                                       39      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2000
--------------------------------------------------------------------------------

NOTE 7. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)
The amounts of long-term capital gain dividends paid during the period are presented below. For federal income tax purposes, dividends from short-term capital gain are classified as ordinary income. All net investment income dividends were ordinary income, except for those Funds noted below that paid exempt income dividends. The percentage of qualifying dividends eligible for the corporate dividends received deduction are also presented below for the applicable Funds.

                                                    LONG TERM     QUALIFYING   ORDINARY    EXEMPT
                                                   CAPITAL GAIN   DIVIDENDS     INCOME    INTEREST
                                                   ------------   ---------     ------    --------
Investors High Grade Bond Fund...................    $  56,200          --      100.00%       --
Investors Bond Fund..............................           --          --      100.00%       --
TaxSaver Bond Fund...............................           --          --        0.02%    99.98%
Maine Municipal Bond Fund........................       22,511          --        0.04%    99.96%
New Hampshire Bond Fund..........................        2,495          --        0.03%    99.97%
Investors Growth Fund............................    1,518,841      100.00%         --        --
Payson Balanced Fund.............................      416,568       49.75%      50.25%       --
Payson Value Fund................................      611,758      100.00%         --        --

NOTE 8. SUBSEQUENT EVENTS
On May 15, 2000, the Board of Trustees approved the reorganization of Investors Growth Fund into Investors Equity Fund. Both Funds are a series of Forum Funds. Shareholders will be asked to approve the reorganization by proxy, and the reorganization is expected to occur on or about July 28, 2000.

                                       40      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS,
    FORUM FUNDS:

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Investors High Grade Bond Fund, Investors Bond Fund, Taxsaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Investors Growth Fund, Payson Balanced Fund and Payson Value Fund (certain of the series constituting Forum Funds), (the "Funds") as of March 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for the two years ended March 31, 2000 and 1999, and the financial highlights for each of the five years in the period ended March 31, 2000. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds, as of March 31, 2000, and the results of their operations and changes in their net assets, and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, MA
May 12, 2000

                                       41      FORUM FUNDS-Registered Trademark-

                 (This page has been left blank intentionally.)

                                       42      FORUM FUNDS-Registered Trademark-

    FOR MORE INFORMATION                                 FORUM
                                                         FUNDS


                                                 INVESTORS HIGH GRADE
                                                       BOND FUND

                                                  INVESTORS BOND FUND

                                                   TAXSAVER BOND FUND

                                                     MAINE MUNICIPAL
                                                       BOND FUND

                                                     NEW HAMPSHIRE
                                                       BOND FUND

                                                 INVESTORS GROWTH FUND

                                                  PAYSON BALANCED FUND

                                                   PAYSON VALUE FUND




              TRANSFER AGENT
       Forum Shareholder Services, LLC
           Two Portland Square
           Portland, ME 04101




              DISTRIBUTOR
       Forum Fund Services, LLC
          Two Portland Square
          Portland, ME 04101

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                                                        FORUM FUNDS
                                                        P.O. Box 446
                                                    Portland, Maine 04112
                                             800-94FORUM (Shareholder Services)
                                                 800-95FORUM (Dealer Services)
                                                        207-879-0001
                                                     www.forumfunds.com


 This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds' prospectus.